UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act File Number 811-21872

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Catalyst Funds

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(Exact name of registrant as specified in charter)

630 Fitzwatertown Road, Building A, 2nd floor      Willow Grove, PA  19090-1904

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(Address of principal executive offices)              (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

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(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

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Date of fiscal year end:  06/30/2008

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Date of reporting period: 06/30/2008

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ITEM 1. REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders of the Catalyst Funds for the period ended June 30, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

ANNUAL REPORT

Catalyst Value Fund

Catalyst High Income Fund

Catalyst Total Return Income Fund

June 30, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 25th, 2008

Dear Fellow Shareholders,

The Catalyst Value Fund (the “Fund”) has recently completed its second year in operation and as such we have reinvested the portfolio and rerun our value oriented models.  We believe the financial markets have turned around somewhat as the oil and commodity bull run has at least temporarily ended.  We also believe this takes some pressure off the economy as it continues to deal with the burst of the housing bubble and the systemic risks affecting the banking system.  The stock market, and the economy as a whole, has dealt with these shocks to the system surprisingly well considering the extent to which oil and commodity prices have been putting pressure on corporate profits.  The upcoming presidential election is likely to have a significant impact on the markets depending upon which party wins and whether or not they follow through with their tax plans.

The Fund's median market capitalization is lower than that of the Russell 2000 Total Return Value Index and dramatically lower than that of the S&P 500 Total Return Index.  Smaller capitalization stocks were under pressure through the liquidity crisis that the market experienced over the past year, and as such the Catalyst Value Fund underperformed.  Value stocks as a whole had a difficult time over the past year as many were subject to pressure from rising commodity prices, especially smaller companies that do not have diversified revenue streams.

The Fund's quantitative model has identified a new set of companies that on average have a lower market capitalization than our previous portfolio.  It is our hope that we will outperform our benchmarks as there is less analyst coverage on small capitalization companies.  We believe that when there are fewer institutional investors following a company it is more likely to be priced further away from its intrinsic value as compared with larger Fortune 500 corporations.  Markets over the past year have been less willing to allocate capital to smaller companies and as such there have been new opportunities created.

The charts below present the Value Fund’s performance since its inception on July 31, 2006 and portfolio holdings as of June 30, 2008.

	One Year *	Since Inception 7/31/2006 *
Class A without sales charge	(33.03)%	(7.98)%
Class A with sales charge	(36.88)%	(10.78)%
Class A with CDSC fee	(34.03)%	(7.98)%
Class C	(33.52)%	(8.67)%
S&P 500 Total Return Index [1]	(13.12)%	2.13%
Russell 2000 Total Return Value Index [2]	(21.63)%	(4.13)%

* The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A held less than eighteen months and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

** Aggregate total return, not annualized.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

2 The Russell 2000 Total Return Value Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the Russell 2000 Total Return Value Index.

As of June 30, 2008 the Fund’s top five holdings were as follows:

(Unaudited)

Ebix Inc.	9.00%
Acuity Brands Inc.	8.36%
Footstar Inc.	6.99%
Viropharma, Inc.	6.30%
INSWeb Corp	5.78%

* Based on percentage of total investments (excluding short-term securities)

As of June 30, 2008 the Fund’s equity holdings were divided among economic sectors as follows:

(Unaudited)

Capital Goods	7%
Communication Services	7%
Consumer Cyclicals	8%
Consumer Staples	25%
Financials	4%
Healthcare	11%
Technology	37%
Transportation	1%

* Based on percentage of total investments (excluding short-term securities)

While it is unclear whether or not the economy has entered a recession based upon the typical GDP metrics, the country has certainly entered a recession when you adjust for the value of the dollar relative to other currencies over the past year.  When you adjust for the valuation of the dollar, the stock market has taken a much worse hit than it initially appears.  However, it does not seem that in many industries investors have taken note of the fact that dollar adjusted earnings are much worse than they initially appear.  As there have not been such large changes in commodity prices, relative currency valuations, and housing prices over the previous two decades, the markets have created dislocations not seen in many years.  Fortunately, the Fund’s quantitative models are designed to take advantage of these types of dislocations and they have created many new opportunities for us in the upcoming year.

Sincerely,

David Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST VALUE FUND, THE S&P 500 TOTAL RETURN INDEX AND THE RUSSELL 2000 TOTAL RETURN VALUE INDEX

13,000
12,000
11,000
10,000
9,000
8,000
7,000
10,412
9,223
8,525
8,403
8,035
7/31/2006
9/30/2006
12/31/2006
3/31/2007
6/30/2007
9/30/2007
12/31/2007
3/31/2008
6/30/2008
Class A with Sales Load
Class A without Sales Load
Class C
S&P 500 Total Return
Russell 2000 Total Return Value Index

Average Annual Total Return

			Commencement of Operations (1)
		One Year	through June 30, 2008
Class A (2)	Without sales charge	(33.03)%	(7.98)%
	With sales charge	(36.88)%	(10.78)%
Class C	With contingent deferred sales charge	(34.03)%	(7.98)%
	Without contingent deferred sales charge	(33.52)%	(8.67)%
S&P 500 Total Return Index		(13.12)%	2.13%
Russell 2000 Total Return Value Index		(21.63)%	(4.13)%

(1)

Catalyst Value Fund Class A and Class C shares commenced operations on July 31, 2006.

(2)

Effective May 21, 2008, the Catalyst Class A shares maximum front-end sales charge (load) increased from 5.50% to 5.75%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst Value Fund versus the S&P 500 Total Return Index and the Russell 2000 Total Return Value Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Russell 2000 Total Return Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell 2000 Total Return Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Catalyst Value Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 21, 2008 were as follows:
Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	11.59%
Catalyst Value Fund Class A, after waiver and reimbursement	1.99%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	16.05%
Catalyst Value Fund Class C, after waiver and reimbursement	2.74%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.95% for Class A shares and 2.70% for Class C shares of the Catalyst Value Fund’s average daily net assets through June 30, 2010.  Total Gross Operating Expenses during the fiscal year ended June 30, 2008 were 6.18% for Class A and 6.93% for Class C of the Catalyst Value Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2008.

August 25th, 2008

Dear Fellow Shareholders,

The Catalyst High Income Fund was launched on May 21 of this year and thus we have only managed it for seven weeks at the time of this report.  The initial period was dedicated to getting incoming assets invested while minimizing transaction costs.

The Fund was faced with a difficult high yield market environment during the initial period.  The Merrill Lynch US Cash Pay High Yield Index declined 3.18% during the May 21, 2008 to June 30, 2008 period the Fund was in existence. The spread-to-worst on that index widened from 671 basis points over treasuries to 733 basis points over treasuries over that timeframe.

Since Inception 5/21/2008 *
Class A without sales charge	(2.98)%
Class A with sales charge	(7.11)%
Class A with CDSC fee	(3.95)%
Class C	(2.93)%
Class C with CDSC fee	(3.90)%
Merrill Lynch US Cash Pay High Yield Index [1]	(3.18)%

* Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.25% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1 Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst High Income Fund may or may not purchase the types of securities represented by the Merrill Lynch US Cash Pay High Yield Index.

The Class A NAV dropped from $8.00 at inception (May 21, 2008) to $7.74 on June 30, 2008.  The Class C NAV dropped from $8.00 at inception (May 21, 2008) to $7.75 on June 30, 2008.  The decline in NAV was related to transaction costs resulting from initially investing the new capital and due to the across the board market losses in high yield bonds during that seven week period.

Portfolio Breakdown by Industry & Credit Quality (Unaudited)

Industry *		S&P Rating *
Auto/Truck Parts and Equipment	5.2%	Cash	23.8%
Building Products	2.9%	A2	0.3%
Building-Residential/Commercial	0.2%	A-	2.9%
Cash	23.8%	BBB+	0.0%
Casino Hotels	9.1%	BBB	1.7%
Diversified Operations	2.3%	BBB-	5.1%
Electronic Component-Semiconductor	4.4%	BB+	0.0%
Energy-Alternate Sources	4.1%	BB	6.8%
Finance Commercial	2.9%	BB-	5.4%
Finance-Auto Loans	8.4%	B+	12.9%
Healthcare	5.0%	B	22.7%
Hotels and Motels	4.6%	B-	12.2%
Oil Company-Exploration and Production	4.5%	CCC+	6.2%
REITS Diversified	1.7%	Below CCC+	0.0%
Rental Auto/Equipment	5.4%		100.0%
Restaurants	1.8%
Telecommunications	4.5%
Telephone Wireless	9.2%
	100.0%

* As a percentage of total investments excluding accrued interest.  Cash has been reduced by amounts for pending liabilities.

The above charts show that we have been cautious in investing the Fund’s assets in the difficult market we have faced.  We are building a diversified portfolio that has concentrations in beaten-down sectors such as Casinos and Auto Finance.  The average rating of the bonds we are buying is higher than typical.  This is primarily a function of the ability to find cheap higher-rated bonds.  As you may recall, our portfolio is built on a pure bottoms-up, bond-by-bond basis with no top-down credit quality or industry calls.

Excluding the cash held in the Fund, the yield to maturity of the portfolio is 12.2% and the current yield is 9.3%.  This is higher than the 10.8% yield to maturity and 9.2% current yield of the Merrill Lynch US Cash Pay High Yield benchmark index.  We intend to keep the Fund fully invested but have been cautious in rushing to invest due to the difficult market conditions.  Factoring in the 23.8% cash, the current yield of the portfolio is 7.2%.  We believe that maintaining a yield advantage while defaulting less than the benchmark is the key to long-term outperformance.

It is the Fund’s policy to pay a monthly distribution consisting of all interest that is accrued on the Fund’s investments during that month.  This results in a distribution that can vary from month-to-month as the composition of the portfolio changes.  Due to this policy, the Fund only distributes what it earns and never makes a distribution where any part is a return of capital.  The Fund paid distributions of $0.0213 per share for the Class A shares and $0.0154 for the Class C shares on June 30, 2008.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST HIGH INCOME FUND AND THE MERRILL LYNCH US CASH PAY HIGH YIELD INDEX

11,000
10,500
10,000
9,500
9,000
8,500
8,000
Dollars ($)
9,702
9,682
9,610
9,289
5/21/2008
5/31/2008
6/30/2008
Class A with Sales Load
Class A without Sales Load
Class C
Merrill Lynch US Cash Pay High Yield Index

Average Annual Total Return

		Commencement of Operations (1)
		through June 30, 2008
Class A	Without sales charge	(2.98)%
	With sales charge	(7.11)%
	With contingent deferred sales charge	(3.95)%
Class C	Without contingent deferred sales charge	(2.93)%
	With contingent deferred sales charge	(3.90)%
Merrill Lynch US Cash Pay High Yield Index		(3.18)%

(1)

Catalyst High Income Fund Class A and Class C shares commenced operations on May 21, 2008.  Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst High Income Fund versus the Merrill Lynch US Cash Pay High Yield Index.  The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Catalyst High Income Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 21, 2008 were as follows:
Catalyst High Income Fund Class A, gross of fee waivers or expense reimbursements	1.80%
Catalyst High Income Fund Class A, after waiver and reimbursement	1.50%
Catalyst High Income Fund Class C, gross of fee waivers or expense reimbursements	2.55%
Catalyst High Income Fund Class C, after waiver and reimbursement	2.25%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.45% for the Class A shares and 2.20% for Class C shares of the Catalyst High Income Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period from May 21, 2008 to June 30, 2008 were 3.43% for Class A and 4.18% for Class C of the Catalyst High Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2008.

August 25th, 2008

Dear Fellow Shareholders,

The Catalyst Total Return Income Fund was launched on May 21, 2008 and thus we have only managed it for seven weeks at the time of this report.  Those weeks were dedicated to getting the incoming cash invested while minimizing transaction costs.

The Fund invests in both high yield corporate bonds and in dividend paying equities.  Both kinds of investments faced very difficult markets during those seven weeks.  The Merrill Lynch US Cash Pay High Yield Index declined 3.18% during the period since the Fund’s inception (May 21, 2008) to June 30, 2008. The spread-to-worst on that index widened from 671 basis points over treasuries to 733 basis points over treasuries over that timeframe.  The S&P 500 also declined 7.75% over that time frame.

Since Inception 5/21/2008 *
Class A without sales load	(9.57)%
Class A with sales load	(13.41)%
Class A with CDSC fee	(10.48)%
Class C	(9.66)%
Class C with CDSC fee	(10.56)%
S&P 500 Total Return Index [1]	(7.75)%
Combined Index [2]	(5.46)%

* Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.25% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

2 The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch US Cash Pay High Yield Index.  Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Total Return Income Fund may or may not purchase the types of securities represented by the Combined Index.

The Class A and Class C NAV dropped from $8.00 at inception (May 21, 2008) to $7.18 on June 30, 2008.  The decline in NAV was related to transaction costs resulting from initially investing the new capital and due to the across the board market losses suffered by both high yield bonds and high-yielding equities during that seven week period.

Portfolio Breakdown by Industry & Credit Quality (Unaudited)

Industry *		S&P Rating *
Building Products	1.7%	Cash	2.0%
Cash	2.0%	BBB-	2.7%
Casino Hotels	7.8%	BB+	0.0%
Diversified Manufacturer	2.2%	BB	5.8%
Diversified Operations	4.5%	BB-	5.2%
Energy-Alternate Sources	1.7%	B+	3.5%
Finance-Auto Loans	6.2%	B	12.6%
Finance-Investment Bank	2.1%	B-	6.2%
Healthcare	1.0%	CCC+	3.2%
Investment Company	16.2%	Below CCC+	0.0%
Investment Management	2.1%	Common Stock	58.8%
Investment MGMT	4.4%		100.0%
Oil Company-Exploration and Production	6.0%
Pharmaceuticals	2.2%
Pipelines	6.5%
REIT- Healthcare	3.6%
REIT-Diversified	3.4%
REIT-Hotels	3.5%
REIT-Mortgage	1.1%
REIT-Office Property	2.2%
REIT-Single Tenant	2.2%
REIT-Storage	2.2%
Rental Auto/Equipment	5.2%
Super Regional Banks	1.3%
Telecommunications	3.2%
Telephone Wireless	2.1%
Transport-Equipment and Leasing	1.2%
Transport-Marine	2.2%
	100.0%

* As a percentage of total investments excluding accrued interest.  Cash has been reduced by amounts for pending liabilities.

The portfolio has been essentially fully-invested in this initial seven week period.  Cash makes up only 2.0% of the portfolio, while the allocation to high yield corporate bonds is 39.7% and to dividend-paying common stocks is 58.3%.  Our target allocation is 40%/60% bonds/stocks with a small cash buffer.  We view the markets for all income-paying securities to be depressed below intrinsic values, but have seen that income equities have been beaten down more than high yield bonds at this point.

We have built a diversified portfolio that has its largest concentration in financials.  This is in part due to our belief that there is opportunity in that sector but also due to the fact that financials make up a disproportionately large percentage of the income equities universe.  The average rating of the bonds we are buying is approximately B- which is higher than typical.  This is primarily a function of the ability to find cheap higher-rated bonds.  As you may recall, our portfolio is built on a pure bottoms-up, bond-by-bond or stock-by-stock basis with no top-down credit quality or industry calls.

The yield to maturity of the high yield portion of the portfolio is 13.0% and the current yield is 9.9%.  This is higher than the 10.8% yield to maturity and 9.2% current yield of the Merrill Lynch US Cash Pay High Yield benchmark index.  We believe that maintaining a yield advantage while defaulting less than the benchmark is the key to long-term outperformance in the high yield market.

The current yield of the equity portion and of the entire portfolio is 10.3% and 9.9%, respectively.  We believe that current income, whether in the form of interest payments or dividends, is the key driver of long-term performance.

It is Fund policy to pay a quarterly distribution consisting of all interest and dividends that is accrued on the Fund’s investments during that quarter.  This results in a distribution that can vary from quarter-to-quarter as the composition of the portfolio changes.  Due to this policy, the Fund only distributes what it earns and never makes a distribution where any part is a return of capital.  The Fund paid distributions of $0.0543 per Class A shares and $0.0474 per Class C shares on June 30, 2008.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST TOTAL RETURN INCOME FUND, THE S&P 500 TOTAL RETURN INDEX AND THE COMBINED INDEX

11,000
10,500
10,000
9,500
9,000
8,500
8,000
Dollars ($)
9,454
9,225
9,043
8,944
8,659
5/21/2008
5/31/2008
6/30/2008
Class A with Sales Load
Class A without Sales Load
Class C
S&P 500 Total Return
Combined Index

Average Annual Total Return

		Commencement of Operations (1)
		through June 30, 2008
Class A	Without sales charge	(9.57)%
	With sales charge	(13.41)%
	With contingent deferred sales charge	(10.48)%
Class C	Without contingent deferred sales charge	(9.66)%
	With contingent deferred sales charge	(10.56)%
S&P 500 Total Return Index		(7.75)%
Combined Index (2)		(5.46)%

(1)

Catalyst Total Return Income Fund Class A and Class C shares commenced operations on May 21, 2008.  Returns shown are aggregate total returns, not annualized.

(2)

The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch US Cash Pay High Yield Index.  The Catalyst Total Return Income Fund may, however, invest up to 70% of its total assets in stocks.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst Total Return Income Fund versus the S&P 500 Total Return Index and the Combined Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Merrill Lynch US Cash Pay High Yield

Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Combined Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Catalyst Total Return Income Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 21, 2008 were as follows:
Catalyst Total Return Income Fund Class A, gross of fee waivers or expense reimbursements	1.80%
Catalyst Total Return Income Fund Class A, after waiver and reimbursement	1.60%
Catalyst Total Return Income Fund Class C, gross of fee waivers or expense reimbursements	2.55%
Catalyst Total Return Income Fund Class C, after waiver and reimbursement	2.35%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.55% for the Class A shares and 2.30% for the Class C shares of the Catalyst Total Return Income Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period from May 21, 2008 to June 30, 2008 were 5.04% for Class A and 5.79% for Class C of the Catalyst Total Return Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2008.

CATALYST FUNDS                                                                                    ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

For the Catalyst Value Fund, the example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 1/1/08 through 6/30/08.  For the Catalyst High Income Fund and the Catalyst Total Return Income Fund, the investment below illustrates investment of $1,000 invested on the Funds’ inception date (05/21/08 for the Catalyst High Income Fund and the Catalyst Total Return Fund) and held for the entire period of each Fund’s inception date through 06/30/08.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 1/1/08	Ratio For the Period	Value 6/30/08	During the Period *
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (-19.00%)	$ 1,000.00	1.95%	$ 810.00	$ 8.78
Class C (-19.26%)	1,000.00	2.70%	807.40	12.13

Hypothetical 5% Return
Class A	1,000.00	1.95%	1,015.20	9.77
Class C	1,000.00	2.70%	1,011.40	13.50

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 5/21/08	Ratio For the Period	Value 6/30/08	During the Period *
Catalyst High Income Fund

Actual Fund Return (in parentheses) **
Class A (-2.98%)	1,000.00	1.45%	970.20	1.56
Class C (-2.93%)	1,000.00	2.20%	970.70	2.37

	Beginning Account
Hypothetical 5% Return ***	Value 1/1/08
Class A	1,000.00	1.45%	1,017.70	7.27
Class C	1,000.00	2.20%	1,013.90	11.02

CATALYST FUNDS                                                                                    ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 5/21/08	Ratio For the Period	Value 6/30/08	During the Period *
Catalyst Total Return Income Fund

Actual Fund Return (in parentheses) **
Class A (-9.57%)	1,000.00	1.55%	904.30	1.61
Class C (-9.66%)	1,000.00	2.30%	903.40	2.39

	Beginning Account
Hypothetical 5% Return ***	Value 1/1/08
Class A	1,000.00	1.55%	1,017.20	7.77
Class C	1,000.00	2.30%	1,013.40	11.51

*Expenses are equal to each Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by the            number of days in the period, divided by the number of days in the year.

** For the period of the Fund’s inception, 05/21/08 through 06/30/08.

*** The hypothetical example has been calculated assuming that the Funds’ date of inception was 1/1/08.  This is not meant to compare to the Fund but to other funds that were in operation for the full period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2008		ANNUAL REPORT

COMMON STOCK - (98.26%)	Shares	Value

Agriculture - (1.69%)
Lorillard, Inc. *	257	$ 17,774

Airlines - (0.41%)
Pinnacle Airlines Corp. *	1,353	4,275

Apparel - (9.49%)
RG Barry Corp. *	5,460	46,738
True Religion Apparel, Inc. *	2,000	53,300
		100,038
Biotechnology - (1.09%)
Replidyne, Inc. *	8,540	11,529

Chemicals - (2.05%)
China Agritech, Inc. *	9,750	21,645

Commercial Services - (3.15%)
ICF International, Inc. *	2,000	33,240

Computers - (3.76%)
China Expert Technology, Inc. *	4,263	426
Patriot Scientific Corp. *	191,257	39,208
		39,634
Engineering & Construction - (3.33%)
Schuff International, Inc. *	1,300	35,100

Food - (4.81%)
Arden Group, Inc. Class A	400	50,696

Healthcare - Services - (3.11%)
Advocat, Inc. *	3,045	32,825

Insurance - (3.56%)
Universal Insurance Holdings, Inc.	10,600	37,524

Internet Service & Software - (6.99%)
i2 Technologies, Inc. *	1,107	13,760
Insweb Corp. *	6,400	59,904
		73,664
Machinery - Diversified - (3.83%)
Intevac, Inc. *	3,580	40,383

COMMON STOCK - (98.26%) (Continued)	Shares	Value
Media - (5.50%)
NET Servicos de Comunicacao SA ADR	4,600	$ 57,914

Miscellaneous Manufacturing - (8.21%)
Acuity Brands, Inc.	1,800	86,544

Pharmaceuticals - (6.19%)
ViroPharma, Inc. *	5,900	65,254

Retail - (6.87%)
Footstar, Inc. *	17,750	72,420

Semiconductors - (3.53%)
Lam Research Corp. *	1,030	37,235

Software - (16.29%)
Ebix, Inc. *	1,200	93,264
MicroStrategy, Inc. Class A *	740	47,915
Wayside Technology Group, Inc.	3,900	30,498
		171,677
Telecommunications - (4.40%)
Soapstone Networks, Inc. *	7,770	29,759
T-Bay Holdings, Inc. *	8,750	16,625
		46,384

TOTAL COMMON STOCK (Cost $1,317,791)		1,035,755

SHORT-TERM INVESTMENTS - (3.30%)
Fidelity Institutional Money Market Fund Class I, 2.65% **	34,811	34,811
TOTAL SHORT-TERM INVESTMENTS (Cost $34,811)		34,811

TOTAL INVESTMENTS (Cost $1,352,602) - 101.56%		$ 1,070,566

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.56%)		(16,421)

NET ASSETS - 100.00%		$ 1,054,145

* Non-income producing security.
** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.
ADR American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2008		ANNUAL REPORT

CONVERTIBLE CORPORATE BONDS - (1.56%)	Principal	Value

Semiconductors - (1.56%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	$ 274,000	$ 172,620
Total Convertible Corporate Bonds (Cost $194,852)		172,620

CORPORATE BONDS - (71.62%)

Auto Parts & Equipment - (2.25%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	342,000	249,660

Building Materials - (2.85%)
US Concrete, Inc., 8.375%, 04/01/2014	356,000	315,950

Commercial Services - (5.20%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	380,000	332,500
United Rentals North America, Inc., 6.50%, 02/15/2012	271,000	243,900
		576,400
Diversified Finanicial Services - (13.52%)
CIT Group, Inc., 4.75%, 12/15/2010	385,000	314,053
Ford Motor Credit Co. LLC, 7.00% 10/01/2013	636,000	468,357
GMAC LLC, 7.25%, 03/02/2011	562,000	413,076
Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	335,000	304,013
		1,499,499
Energy - Alternate Sources - (3.89%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	209,000	129,580
VeraSun Energy Corp., 9.875%, 12/15/2012	344,000	302,290
		431,870
Healthcare - Services - (4.83%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	533,000	535,665

Holding Companies - Diversified - (2.22%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012	349,000	246,189

Home Builders - (0.18%)
M/I Homes, Inc., 6.875%, 04/01/2012	22,000	19,525

Lodging - (13.19%)
Boyd Gaming Corp., 6.75%, 04/15/2014	354,000	272,580
Gaylord Entertainment Co., 8.00%, 11/15/2013	510,000	489,600
MGM Mirage, 6.625%, 07/15/2015	241,000	193,403
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	816,000	507,960
		1,463,543
CORPORATE BONDS - (71.62%) (Continued)	Principal	Value

Oil & Gas - (4.30%)
Brigham Exploration Co., 9.625%, 05/01/2014	$ 320,000	$ 313,600
Callon Petroleum Co., 9.75%, 12/08/2010	31,000	30,535
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	139,000	133,440
		477,575
Real Estate Investment Trust - (1.65%)
iStar Financial, Inc., 3.027%*, 03/09/2010	216,000	183,050

Retail - (1.69%)
Landry's Restaurants, Inc., 9.50%, 12/15/2014	192,000	188,160

Semiconductors - (2.69%)
Amkor Technology, Inc., 9.25%, 06/01/2016	313,000	298,133

Telecommunications - (13.16%)
Cricket Communications, Inc., 9.375%, 11/01/2014	485,000	466,812
Level 3 Financing, Inc., 9.25%, 11/01/2014	526,000	478,660
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	534,000	513,975
		1,459,447

Total Corporate Bonds (Cost $8,248,337)		7,944,666

SHORT-TERM INVESTMENTS - (38.60%)	Shares
Fidelity Institutional Money Market Fund Class I, 2.65% **	4,282,385	4,282,385
TOTAL SHORT-TERM INVESTMENTS (Cost $4,282,385)		4,282,385

TOTAL INVESTMENTS (Cost $12,725,574) - 111.78%		$ 12,399,671

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.78%)		(1,306,819)

NET ASSETS - 100.00%		$ 11,092,852

* Rate shown represents the rate at June 30, 2008, is subject to change and resets quarterly.
** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2008		ANNUAL REPORT

COMMON STOCK - (58.39%)	Shares	Value

Banks - (1.25%)
Bank of America Corp.	1,900	$ 45,353

Diversified Finanicial Services - (8.52%)
AllianceBernstein Holding LP	1,400	76,552
Blackstone Group LP	4,500	81,945
Citigroup, Inc.	4,500	75,420
Fortress Investment Group LLC	6,100	75,152
		309,069
Investment Companies - (16.04%)
American Capital Ltd.	4,600	109,342
Apollo Investment Corp.	5,200	74,516
Ares Capital Corp.	18,500	186,480
Highland Distressed Opportunities, Inc.	10,200	58,548
Kohlberg Capital Corp.	7,500	75,000
Prospect Capital Corp.	5,900	77,762
		581,648
Miscellaneous Manufacturing - (2.21%)
General Electric Co.	3,000	80,070

Oil & Gas - (2.15%)
BreitBurn Energy Partners LP	3,600	77,868

Pharmaceuticals - (2.22%)
Pfizer, Inc.	4,600	80,362

Pipelines - (6.46%)
Boardwalk Pipeline Partners LP	3,400	79,866
Buckeye Partners LP	1,800	76,986
TC Pipelines LP	2,200	77,528
		234,380
Real Estate Investment Trust - (16.20%)
Arbor Realty Trust, Inc.	4,600	41,262
BioMed Realty Trust, Inc.	3,300	80,949
Entertainment Properties Trust	1,600	79,104
Hospitality Properties Trust	2,100	51,366
iStar Financial, Inc.	3,400	44,914
Medical Properties Trust, Inc.	5,600	56,672
National Retail Properties, Inc.	3,800	79,420
Sovran Self Storage, Inc.	1,900	78,964
Strategic Hotels & Resorts, Inc.	8,000	74,960
		587,611
COMMON STOCK - (58.39%) (Continued)	Shares	Value

Transportation - (2.18%)
Seaspan Corp.	3,300	$ 79,266

Trucking & Leasing - (1.16%)
Aircastle Ltd.	5,000	42,050

TOTAL COMMON STOCK (Cost $2,449,639)		2,117,677

CORPORATE BONDS - (38.69%)	Principal	Value

Auto Parts & Equipment - (1.73%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	$ 86,000	62,780

Building Materials - (1.66%)
US Concrete, Inc., 8.375%, 04/01/2014	68,000	60,350

Commercial Services - (5.10%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	90,000	78,750
United Rentals North America, Inc., 6.50%, 02/15/2012	118,000	106,200
		184,950
Diversified Finanicial Services - (6.00%)
Ford Motor Credit Co., LLC, 7.00%, 10/01/2013	155,000	114,144
GMAC LLC, 7.25%, 03/02/2011	141,000	103,637
		217,781
Energy - Alternate Sources - (1.68%)
Aventine Renewable Energy Holdings, Inc.,
10.00%, 04/01/2017	98,000	60,760

Healthcare - Services - (1.00%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	36,000	36,180

Holding Companies - Diversified - (2.68%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012	138,000	97,347

Lodging - (7.77%)
Boyd Gaming Corp., 6.75%, 04/15/2014	91,000	70,070
MGM Mirage, 6.625%, 07/15/2015	93,000	74,632
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	220,000	136,950
		281,652
Oil & Gas - (3.85%)
Brigham Exploration Co., 9.625%, 05/01/2014	75,000	73,500
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	66,240
		139,740
Telecommunications - (7.22%)
Cricket Communications, Inc., 9.375%, 11/01/2014	77,000	74,112
Level 3 Financing, Inc., 9.25%, 11/01/2014	127,000	115,570
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	75,000	72,187
		261,869

Total Corporate Bonds (Cost $1,476,921)		1,403,409

SHORT-TERM INVESTMENTS - (19.00%)	Shares	Value
Fidelity Institutional Money Market Fund Class I, 2.65% **	689,092	$ 689,092
TOTAL SHORT-TERM INVESTMENTS (COST $689,092)		689,092

TOTAL INVESTMENTS (COST $4,615,652) - 116.08%		$ 4,210,178

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.08%)		(583,089)

NET ASSETS - 100.00%		$ 3,627,089

* Non-income producing security
** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2008

			Catalyst
	Catalyst	Catalyst	Total Return
	Value Fund	High Income Fund	Income Fund
Assets:
Investments in securities, at market	$ 1,070,566	$ 12,399,671	$ 4,210,178
Receivables:
Investments sold	-	3,045	-
Fund shares sold	-	319,013	-
Dividends	100	-	12,402
Interest	71	183,599	37,792
Due from Manager	-	1,898	7,565
Prepaid expenses	5,288	6,686	7,079
Total assets	1,076,025	12,913,912	4,275,016

Liabilities:
Payables:
Investments purchased	-	1,749,123	618,450
Distributions payable	-	15,710	14,919
Fund shares redeemed	-	41,667	-
Distribution fees	696	2,684	2,803
Due to Manager	2,995	-	-
Due to administrator	1,476	2,162	1,827
Other liabilities and accrued expenses	16,713	9,714	9,928
Total liabilities	21,880	1,821,060	647,927
Net Assets	$ 1,054,145	$ 11,092,852	$ 3,627,089

Net Assets consist of:
Paid-in capital	$ 1,481,177	$ 11,418,682	$ 4,031,363
Accumulated undistributed net investment income	-	67	-
Accumulated net realized capital gain (loss)	(144,996)	6	1,200
Net unrealized depreciation on investments	(282,036)	(325,903)	(405,474)

Total Net Assets	$ 1,054,145	$ 11,092,852	$ 3,627,089

Investments in securities, at cost	$ 1,352,602	$ 12,725,574	$ 4,615,652

Class A shares:
Net Assets	$ 1,044,394	$ 9,048,539	$ 518,640
Shares of beneficial interest outstanding (1)	128,982	1,168,359	72,231
Net Asset Value price per share (2)	$ 8.10	$ 7.74	$ 7.18

Maximum offering price per share (3)	$ 8.59	$ 8.08	$ 7.50
Minimum Redemption price per share (2)	$ 8.02	$ 7.66	$ 7.11

Class C shares:
Net Assets	$ 9,751	$ 2,044,313	$ 3,108,449
Shares of Beneficial interest outstanding (1)	1,212	263,747	432,883
Net Asset Value and offering price per share (2)	$ 8.05	$ 7.75	$ 7.18

Minimum Redemption price per share (4)	$ 7.97	$ 7.67	$ 7.11

(1) Unlimited number of shares of beneficial interest authorized.

(2) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3) There is a maximum front-end sales charge (load) of 5.75%, 4.25% and 4.25% imposed on purchases of Class A shares of the Value Fund, High Income Fund and Total Return Income Fund, respectively.
(4) A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
STATEMENTS OF OPERATIONS

			Catalyst
	Catalyst	Catalyst	Total Return
	Value Fund	High Income Fund	Income Fund

	For the	For the	For the
	Year Ended	Period Ended	Period Ended
	June 30, 2008	June 30, 2008 (1)	June 30, 2008 (1)

Investment income:
Dividends (net of foreign taxes withheld)	$ 5,226	$ -	$ 20,411
Interest	1,898	40,136	12,816
Total investment income	7,124	40,136	33,227

Expenses:
Management fees	17,209	7,123	3,975
Distribution and/or service (12b-1) fees - Class A	3,405	1,366	99
Distribution and/or service (12b-1) fees - Class C	147	1,660	3,579
Legal fees	10,088	736	736
Accounting and transfer agent fees and expenses	13,196	2,442	1,946
Audit fees	12,000	8,000	8,000
Registration fees	9,771	1,526	1,284
Compliance officer compensation	7,000	765	765
Custody fees	4,181	537	537
Trustee fees	2,355	281	281
Miscellaneous	1,158	45	201
Pricing fees	2,750	228	328
Printing fees	750	1,000	1,000
Insurance fees	1,252	-	-
Total expenses	85,262	25,709	22,731
Less: fees waived and expenses absorbed	(58,304)	(14,135)	(13,886)
Net expenses	26,958	11,574	8,845

Net investment income (loss)	(19,834)	28,562	24,382

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	(136,533)	6	1,200
Net change in unrealized appreciation (depreciation) on investments	(396,001)	(325,903)	(405,474)
Net realized and unrealized loss on investments	(532,534)	(325,897)	(404,274)

Net decrease in net assets resulting from operations	$ (552,368)	$ (297,335)	$ (379,892)

Foreign taxes withheld	$ 137	$ -	$ -

(1) The Catalyst High Income Fund and the Catalyst Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the	For the
	Year Ended	Period Ended
	June 30, 2008	June 30, 2007 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (19,834)	$ 57,758
Net realized loss on investments	(136,533)	(8,463)
Net change in unrealized appreciation (depreciation)
on investments	(396,001)	113,965
Net increase (decrease) in net assets resulting from operations	(552,368)	163,260

Distributions to shareholders from:
Net investment income - Class A	(69,671)	-
Net investment income - Class C	(87)	-
Total Distributions to shareholders	(69,758)	-

Increase in net assets from Fund share
transactions (Note 2)	174,207	1,238,804

Total increase (decrease) in net assets	(447,919)	1,402,064

Net Assets:
Beginning of period	1,502,064	100,000
End of period	$ 1,054,145	$ 1,502,064
Accumulated undistributed net investment income	$ -	$ 57,758

(1) The Catalyst Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

		Catalyst
	Catalyst	Total Return
	High Income Fund	Income Fund

	For the	For the
	Period Ended	Period Ended
	June 30, 2008 (1)	June 30, 2008 (1)

Increase in Net Assets
Operations:
Net investment income	$ 28,562	$ 24,382
Net realized gain on investments	6	1,200
Net change in unrealized depreciation
on investments	(325,903)	(405,474)
Net decrease in net assets resulting from operations	(297,335)	(379,892)

Distributions to shareholders from:
Net investment income - Class A	(24,864)	(3,894)
Net investment income - Class C	(3,631)	(20,488)
Total Distributions to shareholders	(28,495)	(24,382)

Increase in net assets from Fund share
transactions (Note 2)	11,418,682	4,031,363

Total increase in net assets	11,092,852	3,627,089

Net Assets:
Beginning of period	-	-
End of period	$ 11,092,852	$ 3,627,089
Accumulated undistributed net investment income	$ 67	$ -

(1) The Catalyst High Income Fund and the Catalyst Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2008	June 30, 2007 (1)

Net Asset Value, Beginning of Period	$ 12.73	$ 10.00

Investment Operations:
Net investment income (loss) (a)	(0.15)	0.86
Net realized and unrealized gain (loss) on
investments	(3.96)	1.87
Total from investment operations	(4.11)	2.73

Distributions from:
Net investment income	(0.52)	-
Total from distributions	(0.52)	-

Net Asset Value, End of Period	$ 8.10	$ 12.73

Total Return (b)	(33.03)%	27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,044	$ 1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.18%	11.53%	(c)
After fees waived and expenses absorbed	1.95%	1.93%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.67)%	(1.69)%	(c)
After fees waived and expenses absorbed	(1.44)%	7.91%	(c)

Portfolio turnover rate	80.46%	28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class C

	For the	For the
	Year Ended	Period Ended
	June 30, 2008	June 30, 2007 (1)

Net Asset Value, Beginning of Period	$ 12.64	$ 10.00

Investment Operations:
Net investment income (loss) (a)	(0.19)	0.93
Net realized and unrealized gain (loss) on
investments	(3.96)	1.71
Total from investment operations	(4.15)	2.64

Distributions from:
Net investment income	(0.44)	-
Total from distributions	(0.44)	-

Net Asset Value, End of Period	$ 8.05	$ 12.64

Total Return (b)	(33.52)%	26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10	$ 47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.93%	15.99%	(c)
After fees waived and expenses absorbed	2.70%	2.68%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.05)%	(4.98)%	(c)
After fees waived and expenses absorbed	(1.82)%	8.34%	(c)

Portfolio turnover rate	80.46%	28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst High Income Fund

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2008 (1)		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 8.00		$ 8.00

Investment Operations:
Net investment income (a)	0.02		0.02
Net realized and unrealized loss on
investments	(0.26)		(0.25)
Total from investment operations	(0.24)		(0.23)

Distributions from:
Net investment income	(0.02)		(0.02)
Total from distributions	(0.02)		(0.02)

Net Asset Value, End of Period	$ 7.74		$ 7.75

Total Return (b)	(2.98)%		(2.93)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,049		$ 2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.43%	(c)	4.18%	(c)
After fees waived and expenses absorbed	1.45%	(c)	2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.36%	(c)	0.93%	(c)
After fees waived and expenses absorbed	4.35%	(c)	2.92%	(c)

Portfolio turnover rate	0.07%		0.07%

(a) Net investment income per share is based on average shares outstanding.

(b) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.
(1) The Catalyst High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Total Return Income Fund

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2008 (1)		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 8.00		$ 8.00

Investment Operations:
Net investment income (a)	0.05		0.05
Net realized and unrealized loss on
investments	(0.82)		(0.82)
Total from investment operations	(0.77)		(0.77)

Distributions from:
Net investment income	(0.05)		(0.05)
Total from distributions	(0.05)		(0.05)

Net Asset Value, End of Period	$ 7.18		$ 7.18

Total Return (b)	(9.57)%		(9.66)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 519		$ 3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.04%	(c)	5.79%	(c)
After fees waived and expenses absorbed	1.55%	(c)	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.17%	(c)	2.47%	(c)
After fees waived and expenses absorbed	7.66%	(c)	5.96%	(c)

Portfolio turnover rate	0.00%		0.00%

(a) Net investment income per share is based on average shares outstanding.

(b) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.
(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of ten series.  These financial statements include the following three series:  Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as non-diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the "Manager" or "CCA").

Catalyst Value Fund ("Value Fund") became effective with the Securities and Exchange Commission ("SEC") on July 14, 2006 and commenced operations on July 31, 2006.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst High Income Fund ("High Income Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide a high level of current income.  The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. (the "Sub-Advisor" or "SMH").

Catalyst Total Return Income Fund ("Total Return Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide total return, including current income and capital appreciation.  The Total Return Fund’s investment sub-advisor is SMH.

  The Funds offer two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements." The Funds adopted SFAS 157 effective July 1, 2007.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of June 30, 2008:

		High Income	Total Return
Level	Value Fund	Fund	Income Fund
Level 1	$ 1,070,566	$ 4,282,385	$ 2,806,769
Level 2	-	8,117,286	1,403,409
Level 3	-	-	-
Total	$ 1,070,566	$ 12,399,671	$ 4,210,178

During the period ended June 30, 2008, no securities were fair valued.

b)

Federal Income Tax – The Value Fund has qualified and intends to continue to qualify and the High Income Fund and Total Return Fund intend to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

Effective July 1, 2007, the Value Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) – "Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes."  Effective May 21, 2008, the High Income Fund and Total Return Fund adopted FIN 48.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

e)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At June 30, 2008, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	Increase/(Decrease)
For the fiscal year ended:
June 30, 2008
Class A
Shares……………………………	28,470	(20,773)	6,951	14,648
Value…………………………….	$ 346,657	$ (213,575)	$ 69,369	$ 202,451
Class C
Shares……………………………	1,003	(3,481)	9	(2,469)
Value…………………………….	$ 10,000	$ (38,331)	$ 87	$ (28,244)

For the period ended:
June 30, 2007
Class A
Shares……………………………	104,335	(1)	-	104,334
Value…………………………….	$ 1,196,368	$ (10)	$ -	$ 1,196,358
Class C
Shares……………………………	3,681	-	-	3,681
Value…………………………….	$ 42,446	$ -	$ -	$ 42,446

	High Income Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2008
Class A
Shares……………………………	1,192,305	(25,431)	1,485	1,168,359
Value…………………………….	$ 9,507,625	$ (202,170)	$ 11,490	$ 9,316,945
Class C
Shares……………………………	268,933	(5,353)	167	263,747
Value…………………………….	$ 2,141,928	$ (41,487)	$ 1,296	$ 2,101,737

	Total Return Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2008
Class A
Shares……………………………	71,689	-	542	72,231
Value…………………………….	$ 563,900	$ -	$ 3,894	$ 567,794
Class C
Shares……………………………	432,107	-	776	432,883
Value…………………………….	$ 3,458,000	$ -	$ 5,569	$ 3,463,569

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the year and period ended June 30, 2008, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Value Fund	$ 1,184,142	$ 1,078,082
High Income Fund	8,439,342	2,948
Total Return Fund	3,926,119	-

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager" or "CCA") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund; 1.00% of the High Income and Total Return Funds, such fees to be computed daily based upon daily average net assets of the Funds.  For the fiscal year ended June 30, 2008, management fees of $17,209, $7,123, and $3,975 were incurred by the Value Fund, High Income Fund and Total Return Fund, respectively, before the waiver and reimbursement described below, with $2,995 remaining payable at June 30, 2008 for the Value Fund.   As of June 30, 2008, $1,898 and $7,565 were due from the Manager for the High Income Fund and Total Return Fund, respectively.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of the Value Fund's average daily net assets through June 30, 2010; at 1.45% for Class A and 2.20% for Class C of the High Income Fund’s average daily net assets through June 30, 2011; at 1.55% for Class A and 2.30% for Class C of the Total Return Fund’s average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year and period ended June 30, 2008, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees waived	Reimbursed
Value Fund	$ 17,209	$ 41,095
High Income Fund	7,123	7,012
Total Return Fund	3,975	9,911

As of June 30, 2008, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	June 30,
Fund	2010	2011
Value Fund	$ 70,782	$ 58,304
High Income Fund	-	14,135
Total Return Fund	-	13,886

A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Value Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out of pocket expenses.  The High Income and Total Return Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out-of-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

pocket expenses.  For the year and period ended June 30, 2008, service fees including out-of-pocket expenses of $13,196, $2,442, and $1,946 were incurred for the Value Fund, High Income Fund, and Total Return Fund, respectively, with $893, $1,588, and $1,253 remaining payable at June 30, 2008 for the Value Fund, High Income Fund and Total Return Fund, respectively.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $7,000 per year base fee per series.  For the year and period ended June 30, 2008, Matrix earned compliance fees of $7,000, $765, and $765 for the Value Fund, High Income Fund and Total Return Fund, respectively, with $583, $574, and $574 remaining payable at June 30, 2008 for the Value Fund, High Income Fund and Total Return Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  For the year and period ended June 30, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund’s portfolio investments.  For those services, Matrix received $7,030 of brokerage commissions for the fiscal year ended June 30, 2008.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

CCA has informed the Trust that for the fiscal year ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Funds’ Class C shares of $415.  The respective shareholders pay such charges, which are not an expense of the Funds.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2008 for each Fund were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
Value Fund	$ 1,352,602	$ 84,965	$ (367,001)	$ (282,036)
High Income Fund	12,725,574	5,018	(330,921)	(325,903)
Total Return Fund	4,615,652	7,316	(412,790)	(405,474)

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

		Undistributed				Total
	Unrealized	Ordinary	Undistributed	Capital Loss	Post-October	Distributable
Fund	Depreciation	Income	Capital Gains	Carryforward	Capital Loss	Earnings
Value Fund	$ (282,036)	$ -	$ -	$ (97,031)	$ (47,965)	$ (427,032)
High Income Fund	(325,903)	73	-	-	-	(325,830)
Total Return Fund	(405,474)	-	1,200	-	-	(404,274)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses as indicated in the chart below.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(5)

TAX MATTERS (Continued)

As of June 30, 2008, the capital loss carryforwards for the Value Fund were as follows:

	Capital Loss Carryforwards Expiring			Post-October Losses

Fund	2015	2016	Total	Deferred	Utilized
Value Fund	$ 3,936	$ 93,095	$ 97,031	$ 47,965	$ 4,527

In accordance with the accounting pronouncements, the Value Fund has recorded reclassifications in the capital accounts.  These reclassifications have no impact on the net asset value of the Value Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  As of June 30, 2008, the Value Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	In on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Value Fund	$ 31,834	$ -	$ (31,834)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the fiscal periods of 2008 and 2007 were as follows:

Fund	Ordinary Income
	2008	2007
Value Fund	$ 69,758	$ -
High Income Fund	28,495	-
Total Return Fund	24,382	-

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2008, LPL Financial Corp. held approximately 83% of the voting securities of the Catalyst Value Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Value Fund.

(7)

SUBSEQUENT EVENTS

On July 1, 2008, the Catalyst High Income Fund recorded redemption transactions of $3,308,804 which was approximately 30% of the net asset value of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Catalyst Value Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2008, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 31, 2006 (commencement of operations) to June 30, 2007.  We have also audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Catalyst High Income Fund and Catalyst Total Return Income Fund, each a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from May 21, 2008 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund as of June 30, 2008, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 26, 2008

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended June 30, 2008, the following dividends and distributions per share were paid by the Funds:

Ordinary Income
Catalyst Value Fund Class A	$ 0.523627
Catalyst Value Fund Class C	0.436250
Catalyst High Income Fund Class A	0.021308
Catalyst High Income Fund Class C	0.015425
Catalyst Total Return Income Fund Class A	0.054315
Catalyst Total Return Income Fund Class C	0.047414

Please note that, for the taxable year ended June 30, 2008, the respective percentages of ordinary income distributions paid by the Funds which consist of qualified dividend income for individuals are as follows:

	Distribution Period	Percentage
Catalyst Value Fund	December, 2007	100.00%
Catalyst High Income Fund	June, 2008	0.00%
Catalyst Total Return Income Fund	June, 2008	0.00%

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

Consideration and Approval of Management Agreement (Unaudited)

The Board of Trustees of Catalyst Funds ("Catalyst" or the "Trust"), including the Independent Trustees, unanimously approved the proposed Management Agreement between the Trust, on behalf of the Catalyst Value Fund (the "Fund"), and Catalyst Capital Advisors, LLC (the "Advisor") at a meeting of the Board of Trustees held on May 12, 2008.

The Trustees discussed the proposed Management Agreement between the Trust and the Advisor.  As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of Advisor’s registration statement on Form ADV and discussed the experience of its personnel.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the nature, extent and quality of the services to be provided by the Advisor to the Catalyst Value Fund, the Trustees considered that, under the terms of the Management Agreement, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Advisor will determine the securities to be purchased for the Catalyst Value Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.  The Advisor will also advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Advisor will pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Advisor and will make available, without expense to the Fund, the services of the Advisor’s employees as may duly be elected Trustees or officers of the Trust.  Notwithstanding the foregoing, the Advisor is not obligated to pay the compensation or expenses of the Trust's Chief Compliance Officer.  The Advisor will pay all advertising, promotion and other distribution expenses incurred in connection with the Catalyst Value Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Catalyst Value Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services to be provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the compliance program for the Catalyst Value Fund.  The Trustees considered the investment experience of the portfolio manager, as well as the quality of the administrative services they expect to be provided by the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

As to the Catalyst Value Fund’s performance, the Board referred to a letter from the Advisor, which contained the Fund’s returns as of March 31, 2008 for the 1-month, 3-month, year-to-date, 12-month and since inception periods.  The Fund’s Portfolio Manager discussed the investment model for the Fund indicating that while he had strong expectations, small cap value funds may not perform as well over the short term.  The Trustees noted that while the Fund’s performance lagged the S&P 500 and the Russell 2000, the Fund’s short-term performance for both classes of shares had improved.  The Trustees also discussed the market conditions and the impact on the Fund and concluded that the Fund’s performance was acceptable compared to its benchmark.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor's estimates of its profitability and its financial condition, and noted that the Advisor would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s expected level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Value Fund and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The Advisor explained that the funds in the peer group were obtained from Morningstar using search criteria for small cap funds that are smaller in terms of the level of assets and part of a smaller fund complex.  The information reflected that the Fund’s contractual management fee of 1.25% was within the range for the peer group, while the Fund’s total expense ratio was above the average expense ratio of the peer group but within the range of total expenses.    The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expects to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Catalyst Value Fund and its shareholders if it experiences a substantial growth in assets.  The Advisor had hired a marketing firm to assist with bringing more assets into the Catalyst Value Fund, noting the Advisor would pay 1% upfront on all new assets brought in by this firm.  The Advisor noted that additional funds being included in the same Prospectus as the Value Fund should benefit in attracting additional assets.  However, the Trustees recognized that that Funds had not yet reached an asset level where the Advisor could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Consideration and Approval of Management and Sub-Advisory Agreements (Unaudited)

The Board of Trustees of Catalyst Funds ("Catalyst" or the "Trust"), including the Independent Trustees, unanimously approved the proposed Management between the Trust, on behalf of the Catalyst High Income Fund and the Catalyst Total Return Income Fund (each a "Fund" and together the "Funds"), and Catalyst Capital Advisors LLC (the "Advisor") and the proposed Sub-Advisory Agreement between the Advisor and SMH Capital Advisors, Inc. (the "Sub-Advisor") at a meeting of the Board of Trustees held on May 12, 2008.  The Trustees then discussed the proposed Management and Sub-Advisory Agreements between the Advisor and the Trust and between the Advisor and Sub-Advisor, respectively.  The Advisor noted that the Agreements were identical in all material respects to the management and sub-advisory agreements for the other series of the Trust.  The Trustees recalled that they had discussed the business and qualifications of the personnel of CCA earlier in the meeting.  As to Sub-Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Sub-Advisor’s registration statement on Form ADV and discussed their experience.  The Trustees noted that the Sub-Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Advisor informed the Trustees that Sub-Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.

The Board discussed the nature, quality and extent of the services provided by Advisor.  As to the nature, extent and quality of the services to be provided by Sub-Advisor to the Funds, the Trustees considered that, under the terms of the Sub-Advisory Agreement, the Sub-Advisor will, subject to the supervision of the Board of Trustees of the Trust and Advisor, provide to the Fund such investment advice as the Advisor and Sub-Advisor in their discretion deem advisable and will furnish or arrange to furnish a continuous investment program for the Funds consistent with their respective investment objective and policies.  The Sub-Advisor reviewed the history of the firm and the firm’s investment philosophy.  The Trustees then considered that the Sub-Advisor will determine the securities to be purchased for each of the Funds, the portfolio securities to be held or sold by the Funds and the portion of the Funds’ assets to be held uninvested, subject always to the Funds’ investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Sub-Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Sub-Advisor deems to be desirable.

The Trustees noted that the Advisor and Sub-Advisor had each adopted compliance programs to monitor and review investment decisions and to prevent and detect violations of the Funds investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services to be provided by the Advisor and Sub-Advisor and noted that they would be responsible for maintaining and monitoring their respective compliance programs and the compliance program for the Funds.  The Trustees considered the investment experience of the Sub-Advisor, as well as the quality of the services they expect to be provided by the Sub-Advisor.  The Trustees considered the investment experience of the portfolio managers of the Advisor.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Funds under the proposed Management and Sub-Advisory Agreements.

As to the costs of the services to be provided and the profits to be realized by the Advisor and Sub-Advisor, the Trustees reviewed their estimates of profitability and their respective financial condition.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s and Sub-Advisor’s expected level of profitability from their relationships with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Funds and compared those fees to management fees paid by funds in relevant peer groups.  The Trustees also compared the total expense ratios of the Funds with the expense ratios of the funds in the peer group.  The information showed that the Funds’ contractual management fee of 1.00% and the Funds’ total expense ratios were within the range for the peer group.  The Trustees also considered the Advisor’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  Counsel referred the Trustees to their copy of the Letter Agreement between the Trust and Catalyst whereby Catalyst has agreed to waive management fees and reimburse expenses in order to limit the High Income Fund’s annual operating expenses to 1.45% of the Fund’s average daily net assets for Class A shares and 2.20% of the Fund’s average daily net assets for the Class C shares and Total Return Fund’s annual operating expenses to 1.55% of the Fund’s average daily net assets for the Class A shares and 2.30% of the Fund’s average daily net assets for the Class C shares through June 30, 2011.  The Trustees concluded that the Funds’ management fees were acceptable in light of the quality of services the Funds expect to receive from the Advisor and Sub-Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement between the Trust and the Advisor does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor and Sub-Advisor to share their economies of scale with the Funds and their respective shareholders if the Funds experience a substantial growth in assets.  However, the Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

The Board noted that although the Sub-Advisor had never been censured or otherwise admonished by the SEC or FINRA, the Firm had been the subject of an SEC audit in May of 2007.  The Board further noted that while the Sub-Advisor had not yet received an exit letter, the Sub-Advisor indicated in the response to the 15(c) questionnaire that he did not anticipate any material findings.  The Board further noted that the Sub-Advisor had not used soft dollars in the prior year.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Portfolios, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-866-447-4228.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 41	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 59	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 68	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 46	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	8	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Age: 40	President	One Year/ President Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst OPTI-flex® Fund, Catalyst High Income Fund, and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 61	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004.

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2008.

Name of Trustee[1]	Aggregate Compensation From the Catalyst Value Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Catalyst Value Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$750	Not Applicable	Not Applicable	$750
Tiberiu Weisz	$650	Not Applicable	Not Applicable	$650
Bert Pariser	$650	Not Applicable	Not Applicable	$650
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2008.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 22, 2008

Dear Fellow Shareholders,

We are pleased to present the Listed Private Equity Plus Fund’s Annual Report for the period ended June 30, 2008.

Unfortunately, the credit crisis that we wrote about in our Semi-Annual Report to Shareholders continued unabated through the first half of 2008.  The economic consequences of curtailed credit, increased risk aversion, deleveraging, falling home prices, and downward spiraling equity returns remain front-page news.

The Listed Private Equity Plus Fund has not been immune to these conditions.  During the period since inception (from July 2, 2007) through June 30, 2008 for Class A shares, the Fund’s return was (31.39)%* and during the period since inception (from July 5, 2007) through June 30, 2008 for Class C shares, the Fund’s return was (32.32)%*.  The Class A load adjusted returns and the Class C CDSC fee adjusted returns during the same periods were (35.33)%* and (32.99)%*, respectively.  As a comparison, the returns for the MSCI World Index1 and the S&P Listed Private Equity Index2 during the period since inception of the Fund from July 2, 2007 through June 30, 2008 were (10.91)% and (31.92)%, respectively.

The Fund's underperformance relative to the broad-based MSCI World Index is, in our view, related to the market ignoring the true value of Listed Private Equity companies and their portfolio holdings during a period near unprecedented global financial stress.  As long-term investors, we believe these market conditions have created opportunities for generating excess returns once visibility in the global financial system improves.

Further exacerbating the current situation is that when investors look at equity market performance, they are observing the results of price changes in securities and are not observing the true value of businesses, but merely how the market is pricing those shares at a point in time. Share price and underlying value are not only different, but it is this difference that may create the opportunities for investors to earn excess returns over time. It is our belief that the greater the difference, the greater the potential future return. We believe that this is particularly true for many listed private equity companies traded on stock exchanges around the world that have been swept up by the maelstrom afflicting global financial markets.

Traditionally, Private Equity has consisted of two main components, Leveraged Buy-Outs (LBOs) and Venture Capital. Thanks to the relatively low cost of debt financing and headline grabbing buy-outs, the LBO has come to define private equity investing in recent years with most investors and the news media ignoring two of the core competencies of private equity firms: finding and financing venture capital opportunities and introducing creative ways to profit from temporary market dislocations.

As a case in point, since the credit crunch began in the Fall of 2007, we have seen LBO activity decrease from its mid-2007 record high, as the cost of capital has become prohibitive and the availability of capital has dramatically lessened. Yet, venture capital investment has increased significantly since the 3rd Quarter of 2007 through the 2nd Quarter of 2008.  According to recent data from Thomson Reuters and the National Venture Capital Association, fundraising from July 2007 to June 2008 has outpaced the July 2006 to June 2007 period by over $11.8 billion.  We believe that this increase illustrates the private equity industry’s continued focus on creating long-term value for its investors as well as its flexibility to adapt to changing market environments.

To take advantage of these opportunities, in recent months, the Listed Private Equity Plus Fund has added new names and increased positions in existing holdings in publicly-traded venture capital funds, many of which are traded on the London Stock Exchange and the Euronext Exchange.  It is interesting to note that despite being publicly-traded, many of these vehicles are not accessible to retail investors and may only be bought or sold by institutional investors such as the Listed Private Equity Plus Fund.

Some insight into the current situation the Listed Private Equity Plus Fund faces and what the future may hold can be gleaned by examining the 1998-2002 time period. This is instructive because the period began and ended with financial panics, similar to the current credit crisis.  In 1998, the Russian government defaulted on its debt and the hedge fund, Long-Term Capital Management, collapsed, requiring the Federal Reserve Bank of New York to intervene with a $3.6 billion bailout.  The September 11, 2001 terrorist attacks ushered in a new form of global crisis paralyzing financial markets around the world.  In 2002, high-yield bonds did likewise, and fears of deflation were rampant.

The chart below illustrates quarterly periods where the Global Listed Private Equity Index3 experienced volatile periods resulting in quarterly returns of at least +/- 15 percent.  We’ve included this chart to illustrate that the Global Listed Private Equity asset class has experienced severe downturns in terms of performance and that the current environment, while unnerving, is not unprecedented.  History has shown that the asset class has recovered in subsequent periods once some of the challenges in the financial markets subsided.

Global Listed Private Equity Index- Quarterly Returns of +/- 15%
Q4 2001	16.83%
Q3 2001	-16.33%	September 11th
Q4 1999	38.70%
Q4 1998	21.27%
Q3 1998	-20.41%	Russian Debt Crisis/Long Term Capital Management
Q1 1998	24.22%

The Global Listed Private Equity Index has historically provided returns that far exceed more traditional asset classes. For example, for the ten years ending June 30th, 2008 the Global Listed Private Equity Index posted an average annual return of 16.86% while the S&P 500 averaged 2.88% over the same ten-year period.  Similarly, over the past five years ending June 30, 2008, the Global Listed Private Equity Index averaged a 22.79% return annually versus the 7.58% annual average return of the S&P 500.

The private equity firms that we seek for our Fund typically buy or invest in companies that are undervalued, in an early-growth stage or distressed but present substantial opportunities for improvement and growth.  Specifically, we invest in listed private equity companies that are prepared to commit a meaningful combination of financial, operational and management resources to the companies they hold. In some cases, we believe these companies may be harvested, at high profit, as stronger competitors in the markets they serve or they may remain as permanent strategic holdings of the private equity firms themselves.

As a long-term investor, the Listed Private Equity Plus Fund employs broad geographic, market-capitalization and industry diversification with an objective of long-term capital appreciation.  The Fund intends to achieve its investment objective by significantly outperforming major market indices over a three-year time horizon.

As of June 30, 2008, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

United States	30.57%
Great Britain	23.69%
Switzerland	9.39%
France	7.51%
Canada	6.78%
Sweden	6.46%
Japan	4.91%
Germany	3.32%
Spain	2.71%
Belgium	2.64%
Israel	1.74%

The percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2008.

While the past year has created a myriad of challenges to the world’s economies, we look forward to these market dislocations, which we believe may ultimately create significant growth of capital opportunities for our Fund in the year ahead.

We strive to communicate with our shareholders and prospective shareholders about the merits of participating in the increasingly important Listed Private Equity Asset class and of thinking long-term much like the companies that comprise our Fund. We encourage you to visit our website, www.vrmfunds.com, frequently for additional information and for developments in the private equity sector.

We thank you for the confidence you have placed in the Listed Private Equity Plus Fund and we look forward to serving you in the coming year.

Cordially,

Steven R. Samson              Luke J. Aucoin                             George W. Denninghoff

President & CEO               Chief Operating Officer               Chief Financial Officer & Chief

                                           and Portfolio Manager                 Compliance Officer

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 877-477-7373.  Please read the prospectus carefully before investing.

* Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be found on our website at www.vrmfunds.com.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1 The MSCI World Index is a capitalization-weighted index that monitors the performance of stocks from around the world.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index.

2 The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements.  The Index is designed to provide tradable exposure to the leading publicly-listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the S&P Listed Private Equity Index.

3 The Global Listed Private Equity Index by Red Rocks Capital is designed to track the performance of private equity firms which are publicly-traded on any nationally recognized exchange worldwide. These companies invest in, lend capital to, or provide services to privately held businesses. The Index is comprised of 40 to 60 public companies representing a means of diversified exposure to private equity firms. The securities of the Index are selected and rebalanced quarterly per modified market capitalization weights. Market capitalization may be adjusted to represent a means of diversified exposure to private equity firms, as well as the consolidated exposure of the underlying portfolio investments. Considerations for diversification include the consolidated stage of investment (early, mid, late), type of capital (equity, debt, mezzanine, etc.), sector (energy, industrials, technology, etc.) and geography. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the Global Listed Private Equity Index

CATALYST FUNDS

ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE LISTED PRIVATE EQUITY PLUS FUND AND THE S&P LISTED PRIVATE EQUITY INDEX

Average Annual Total Return

		Commencement of Operations (2)
		through June 30, 2008
Class A (3)	Without sales charge	(31.39)%
	With sales charge	(35.33)%
	With contingent deferred sales charge	(32.07)%
Class C	Without contingent deferred sales charge	(32.32)%
	With contingent deferred sales charge	(32.99)%
S&P Listed Private Equity Index (1)		(31.92)%

(1)

Return assumes a commencement date of July 2, 2007.

(2)

The Listed Private Equity Plus Fund Class A and Class C shares commenced operations on July 2, 2007 and July 5, 2007, respectively.

(3)

Effective May 21, 2008, the maximum front-end sales charge (load) was increased from 5.50% to 5.75%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data to the most recent month-end can found on our website at www.vrmfunds.com or by calling 1-877-477-7373.

The above graph depicts the performance of the Listed Private Equity Plus Fund versus the S&P Listed Private Equity Index.  The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P Listed Private Equity Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Listed Private Equity Plus Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 21, 2008 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	2.49%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.19%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	3.24%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	2.94%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.99% for Class A shares and 2.74% for Class C shares through September 30, 2008.  Total Gross Operating Expenses (Annualized) during the period since inception from July 2, 2007 through June 30, 2008 for Class A shares and for the period since inception from July 5, 2007 through June 30, 2008 for Class C shares were 13.75% and 14.52%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from July 2, 2007 through June 30, 2008 for Class A shares and for the period since inception from July 5, 2007 through June 30, 2008 for Class C shares.

CATALYST FUNDS

ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 1/1/08 through 06/30/08.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 1/1/08 through 06/30/08
Actual Fund Return (in parentheses)	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (-16.46%)	$ 1,000.00	$ 835.40	$ 9.08
Listed Private Equity Plus Fund Class C (-16.77%)	1,000.00	832.20	12.48
Hypothetical 5% Fund Return	Beginning Account Value 1/1/08	Ending Account Value 06/30/08	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,014.97	$ 9.97
Listed Private Equity Plus Fund Class C	1,000.00	1,011.24	13.70

*Expenses are equal to the Fund’s annualized expense ratios of 1.99% and 2.74% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373.  Please read it carefully before you invest or send money.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2008	ANNUAL REPORT

COMMON STOCK (99.72%)	Shares	Value

BELGIUM (2.64%)
GIMV NV	350	$ 23,090

CANADA (6.78%)
Brookfield Asset Management, Inc.	1,055	34,330
Onex Corp.	850	25,023
		59,353

FRANCE (7.51%)
Altamir Amboise	2,100	21,492
Eurazeo	233	24,866
Wendel	190	19,325
		65,683

GERMANY (3.32%)
Deutsche Beteiligungs AG	1,150	29,079

GREAT BRITAIN (23.69%)
3i Group Plc.	1,750	28,760
Candover Investments Plc.	450	17,677
Charlemagne Capital Ltd.	23,750	20,580
Electra Private Equity Plc.	950	28,518
Graphite Enterprise Trust Plc.	3,250	27,191
Intermediate Capital Group Plc.	933	25,220
LMS Capital Plc. *	17,800	24,643
Pantheon International Participations Plc. *	750	11,205
SVG Capital Plc.	1,800	23,539
		207,333

ISRAEL (1.74%)
Africa Israel Investments Ltd.	250	15,233

JAPAN (4.91%)
Japan Asia Investment Co. Ltd.	5,000	20,908
Mitsui & Co. Ltd.	1,000	22,085
		42,993
SPAIN (2.71%)
Dinamia Capital Privado, Sociedad de Capital Riesgo, S.A. *	800	23,668

SWEDEN (6.46%)
Investor AB - B Shares	1,375	29,053
Ratos AB - B Shares	975	27,441
		56,494

SWITZERLAND (9.39%)
Castle Private Equity AG *	215	24,202
Partners Group Holding AG	420	57,927
		82,129

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2008	ANNUAL REPORT

COMMON STOCK (99.72%) (continued)	Shares	Value

UNITED STATES (30.57%)
Affiliated Managers Group, Inc. *	248	$ 22,335
American Capital Ltd.	760	18,065
Apollo Investment Corp.	1,200	17,196
Blackstone Group, LP	2,800	50,988
Capital Southwest Corp.	50	5,212
Fortress Investment Group, LLC	2,050	25,256
Goldman Sachs Group, Inc.	125	21,863
Greenhill & Co., Inc.	500	26,930
Harris & Harris Group, Inc. *	2,325	13,950
Lazard Ltd.	615	21,002
Leucadia National Corp.	275	12,909
Macquarie Infrastructure Co. LLC	500	12,645
Thomas Weisel Partners Group, Inc. *	3,500	19,145
		267,496

TOTAL COMMON STOCK (Cost $1,031,981)		872,551

SHORT TERM INVESTMENTS (1.66%)
Fidelity Institutional Money Market Fund Class I, 2.65% ** (Cost $14,565)	14,565	14,565

TOTAL INVESTMENTS (Cost $1,046,546) - 101.38%		$ 887,116

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.38%)		(12,070)

NET ASSETS - 100%		$ 875,046

* Non-income producing security.
** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of June 30, 2008 as a percentage of total net assets is as follows:

Industry Category	Percentage

Closed-end Funds	17.94%
Commercial Services	1.45%
Distribution & Wholesale	2.52%
Diversified Financial Services	36.14%
Diversified Holding Companies	3.68%
Investment Companies	15.52%
Real Estate	5.67%
Venture Capital	16.80%
Total Common Stock	99.72%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2008

Listed Private Equity Plus Fund
Assets:
Investments, at market (cost: $1,046,546)	$ 887,116
Cash	6,107
Receivables:
Dividends	4,397
Interest	60
Prepaid expenses	4,359
Total assets	902,039

Liabilities:
Payables:
Investments purchased	4,527
Due to Manager	2,874
Distribution and/or Shareholder Service (12b-1) fees	770
Due to Administrator	1,877

Other liabilities and accrued expenses	16,945
Total liabilities	26,993
Net Assets	$875,046

Net Assets consist of:
Paid-in capital	$1,095,757
Undistributed net investment income	5,876
Accumulated net realized capital loss	(67,155)
Net unrealized depreciation on investments and foreign
currency translations	(159,432)

Total Net Assets (Unlimited shares of beneficial interest authorized)	$875,046

Class A shares:
Net Assets applicable to 108,861 shares outstanding	$745,566
Net Asset Value per share	$6.85

Minimum redemption price per share Class A *	$6.71

Maximum offering price per share Class A **	$7.27

Class C shares:
Net Assets applicable to 19,041 shares outstanding	$129,480
Net Asset Value and offering price per share	$6.80

Minimum redemption price per share Class C ***	$6.66

* The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

** A maximum sales charge of 5.75% is imposed on Class A shares.

*** The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund *

For the period July 2, 2007 to
June 30, 2008

Investment income:
Dividends (net of $2,460 foreign tax withheld)	$16,955
Interest	1,891
Total investment income	18,846

Expenses:
Management fees	7,232
Distribution and/or Shareholder Service (12b-1) fees - Class A	1,272
Distribution and/or Shareholder Service (12b-1) fees - Class C	696
Compliance officer compensation	18,001
Accounting and transfer agent fees and expenses	12,472
Audit fees	12,000
Legal fees	7,078
Custody fees	4,927
Registration fees	4,643
Pricing fees	4,574
Miscellaneous	2,841
Trustee fees	2,138
Insurance fees	1,232
Printing fees	998
Total expenses	80,104
Less: fees waived and expenses absorbed	(68,069)
Net expenses	12,035

Net investment income	6,811

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(68,730)
Realized gains distributions from investment companies	1,575
Net change in unrealized depreciation on investments and
foreign currency translations	(159,432)
(226,587)

Net decrease in net assets resulting from operations	$(219,776)

* The Listed Private Equity Plus Fund commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Listed Private Equity Plus Fund *

For the period July 2, 2007 to
June 30, 2008

Increase in Net Assets
Operations:
Net investment income	$6,811
Net realized loss on investments	(67,155)
Net change in unrealized depreciation on investments and
foreign currency translations	(159,432)
Net decrease in net assets resulting from operations	(219,776)

Distributions to shareholders from:
Net investment income - Class A	(813)
Net investment income - Class C	(122)
Total distributions	(935)

Increase in net assets from Fund share
transactions (Note 2)	1,095,757

Total increase in net assets	875,046

Net Assets:
Beginning of period	-
End of period (Including undistributed net investment income of $5,876)	$875,046

* The Listed Private Equity Plus Fund commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A *		Class C **

	For the Period		For the Period
	July 2, 2007 to		July 5, 2007 to
	June 30, 2008		June 30, 2008
Net Asset Value, Beginning of Period	$10.00		$10.06

Investment Operations:
Net investment income (a)	0.10		0.07
Net realized and unrealized loss on
investments	(3.24)		(3.32)
Total from investment operations	(3.14)		(3.25)

Distributions from:
Net investment income	(0.01)		(0.01)
Total from distributions	(0.01)		(0.01)

Net Asset Value, End of Period	$6.85		$6.80

Total Return (b)	(31.39)%		(32.32)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$746		$129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.75%	[1]	14.52%	[1]
After fees waived and expenses absorbed	1.99%	[1]	2.74%	[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(10.55)%	[1]	(10.83)%	[1]
After fees waived and expenses absorbed	1.21%	[1]	0.95%	[1]

Portfolio turnover rate	36.43%		36.43%

(a) Net investment income per share is based on average shares outstanding.

(b) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

[1] Annualized.
* The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.
** The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Listed Private Equity Plus Fund (the “Fund”) is one of eight series of the Trust.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.  The investment advisor to the Fund is VISTA Research and Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on July 2, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at June 30, 2008.

f)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from July 2, 2007 (commencement of operations) for the Listed Private Equity Plus Fund Class A shares and for the period from July 5, 2007 (commencement of operations) for the Listed Private Equity Plus Fund Class C shares to June 30, 2008 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the period from July 2, 2007 (commencement of operations for the Fund’s Class A Shares) to June 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Listed Private Equity Plus Fund were as follows:

Purchases	Sales
$1,320,325	$213,630

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Fund’s Investment Advisory Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred below. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period from July 2, 2007 (commencement of operations) to June 30, 2008, the Fund incurred $7,232 of management fees, before the waiver and reimbursement described below, with $2,874 remaining payable at June 30, 2008.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.99% for Class A and 2.74% for Class C of the Listed Private Equity Plus Fund's average daily net assets through September 30, 2008.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period from July 2, 2007 to June 30, 2008, the Manager waived management fees of $7,232 and reimbursed $60,837 of Fund expenses.  The Manager may recapture these amounts no later than June 30, 2011, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the period from July 2, 2007 (commencement of operations) to June 30, 2008, the Fund incurred $12,472 for such services including out-of-pocket expenses, with $376 remaining payable at June 30, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $18,000 per year.  For the period from July 2, 2007 (commencement of operations) to June 30, 2008, Matrix earned $18,001 of compliance fees, with $1,501 remaining payable at June 30, 2008.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  For the period from July 2, 2007 to June 30, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $881 of brokerage commissions for the period from July 2, 2007 to June 30, 2008.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the period from July 2, 2007 for Listed Private Equity Plus Fund Class A shares and for the period from July 5, 2007 for Listed Private Equity Plus Fund Class C shares to June 30, 2008, the Fund incurred $1,272 and $696 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

During the period from July 2, 2007 to June 30, 2008, the Fund distributed ordinary income in the amount of $935.

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Listed Private Equity Plus Fund
Cost of investments for tax purposes	$ 1,051,103
Unrealized Appreciation / (Depreciation):
Gross Appreciation	9,266
Gross Depreciation	(173,255)
Net Unrealized Depreciation	$ (163,989)
Undistributed Ordinary Income:	5,876
Capital Loss Carryforward:	(23,354)
Deferred post-October Losses	(39,244)
Distributable Earnings, Net	$ (220,711)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

ANNUAL REPORT

(5)

TAX MATTERS (continued)

As of June 30, 2008, the Fund had a capital loss carryforward of $23,354 available for federal income tax purposes which expires as of June 30, 2016.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses.  The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

(6)

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act.  As of June 30, 2008, LPL Financial Corp. held 56.48% and 88.71% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and each may be deemed to control the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Listed Private Equity Plus Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Listed Private Equity Plus Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from July 2, 2007 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Listed Private Equity Plus Fund, as of June 30, 2008, the results of its operations, the changes in its net assets and its financial highlights for the period from July 2, 2007 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 26, 2008

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2008, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended June 30, 2008, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Listed Private Equity Plus Fund Class A	$ 0.013724
Listed Private Equity Plus Fund Class C	0.010752

Please note that, for the taxable year ended June 30, 2008, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Listed Private Equity Plus Fund	December, 2007	100.00%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 41	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 59	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 68	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 46	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	8	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Age: 40	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst OPTI-flex® Fund, Catalyst High Income Fund, and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 61	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2008.

Name of Trustee[1]	Aggregate Compensation From the Listed Private Equity Plus Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Listed Private Equity Plus Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$750	Not Applicable	Not Applicable	$750
Tiberiu Weisz	$650	Not Applicable	Not Applicable	$650
Bert Pariser	$650	Not Applicable	Not Applicable	$650
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2008.

In addition to the compensation paid to the Trustees by the Trust, the Manager to the Listed Private Equity Plus Fund paid each Independent Trustee $250 for an organizational meeting of the Listed Private Equity Plus Fund prior to the Fund’s launch.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

142 Hardscrabble Lake Drive

Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ANNUAL REPORT

America First Income Strategies Fund

America First Prestige Fund

June 30, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 26, 2008

Dear Fellow Shareholders,

The America First Income Strategies Fund and America First Prestige Fund (each a “Fund” and together the “Funds”) were both launched on September 28, 2007.  The following information regarding each of the Fund’s holdings and performance pertains to the period since inception through June 30, 2008.

America First Income Strategies Fund

The America First Income Strategies Fund lost (16.49)%* as compared to a (14.85)%** loss for the S&P 500 Total Return Index.  Overweighting in preferred holdings issued by mortgage-related companies, such as Fannie Mae and Freddie Mac, as well as rating agencies, such as AMBAC Financial Group, Inc., caused the underperformance.  Positive performers were private placement and secondary issued corporate bonds as well as those high-yield common stocks chosen via the America First proprietary high-yield stock screen.

Since Inception 09/28/2007 *
Class A without sales load	(16.49)%
Class A with sales load	(19.83)%
Class A with contingent deferred sales charge	(17.32)%
Class C without sales load and charges	(16.90)%
Class C with sales load	(17.73)%
Class C with contingent deferred sales charge	(17.73)%
S&P Total Return Index **	(14.85)%

The top five holdings for the America First Income Strategies Fund as of the end of the period were as follows:

AMBAC Financial Group, Inc.	6.21%
Frontline Ltd.	3.45%
CIT Group, Inc. Series A	3.24%
Nuveen Investments, Inc.	3.08%
UDR, Inc.	3.07%
Percentages in the above table are based on the Fund’s portfolio holdings as of June 30, 2008 and are subject to change.

The America First Income Strategies Fund holdings were divided among the following economic sectors:

Real Estate Investment Trusts	19%
Diversified Financial Services	19%
Insurance	12%
Banks	7%
Short-Term Investments	6%
Government Agencies	5%
Oil & Gas	5%
Transportation	3%
Automobile Manufacturers	3%
Commercial Services	3%
Food	3%
Telecommunications	2%
Home Builders	2%
Electronics	2%
Computers	2%
Advertising	2%
Electrical Components & Equipment	2%
Energy	1%
Chemicals	1%
Office Equipment	1%
The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2008 and are subject to change.

America First Prestige Fund

The America First Prestige Fund lost (20.75)%* as compared to a (14.85)%** loss for the S&P 500 Total Return Index.  Financial services and REIT (Real Estate Investment Trust) stocks were the primary underperformers.  Natural resources and consumer non-cyclical stocks represented the positive performers of the portfolio.  On a positive note, each sector held within the Fund had outperformed its S&P 500 sector benchmark over this same timeframe.

Since Inception 09/28/2007 *
Class A without sales load	(20.75)%
Class A with sales load	(25.11)%
Class A with contingent deferred sales charge	(21.54)%
Class C without sales load and charges	(21.17)%
Class C with sales load	(21.95)%
Class C with contingent deferred sales charge	(21.95)%
S&P Total Return Index **	(14.85)%

The top five holdings for the America First Prestige Fund as of the end of the period were as follows:

Capstead Mortgage Corp.	5.00%
Gibraltar Industries, Inc.	4.51%
Alpharma, Inc.	3.66%
King Pharmaceuticals, Inc.	3.66%
ConocoPhillips	3.63%

Percentages in the above table are based on the Fund’s portfolio holdings as of June 30, 2008 and are subject to change.

The America First Prestige Fund holdings were divided among the following economic sectors:

Real Estate Investment Trusts	19%
Chemicals	12%
Food & Beverage	10%
Short-Term Investments	8%
Investment Companies	8%
Diversified Holding Companies	8%
Pharmaceuticals	7%
Oil & Gas	7%
Healthcare Services	6%
Building Materials	4%
Iron & Steel	3%
Diversified Financial Services	3%
Biotechnology	3%
Media	2%
The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2008 and are subject to change.

Respectfully,

Rick Gonsalves

President

America First Capital Management, LLC

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.afcm-uit.com or call 1-877-217-8363.  Please read the prospectus carefully before investing.

* Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363.  There is a maximum front-end sales load of 4.00% and 5.50% (“sales load”) imposed on certain Class A subscriptions for the America First Income Strategies and the America First Prestige Funds, respectively.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

** The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The America First Income Strategies Fund and America First Prestige Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

CATALYST FUNDS

ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an investment of $1,000 invested at the beginning of the period (01/01/08) and held for the entire period of 01/01/08 through 06/30/08.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six-month period ended June 30, 2008
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/08	Ending Account Value 06/30/08	Expenses Paid During Period*
America First Income Strategies Fund Class A (-9.58%)	$ 1,000.00	$904.20	$ 7.10
America First Income Strategies Fund Class C (-9.93%)	1,000.00	900.70	10.63
America First Prestige Fund Class A (-11.55%)	1,000.00	884.50	9.37
America First Prestige Fund Class C (-11.83%)	1,000.00	881.70	12.87
Hypothetical 5% Fund Return	Beginning Account Value 01/01/08	Ending Account Value 06/30/08	Expenses Paid During Period*
America First Income Strategies Fund Class A	$ 1,000.00	$ 1,017.40	$ 7.52
America First Income Strategies Fund Class C	1,000.00	1,013.67	11.27
America First Prestige Fund Class A	1,000.00	1,014.92	10.02
America First Prestige Fund Class C	1,000.00	1,011.19	13.75

*Expenses are equal to the Funds’ annualized expense ratios of 1.50% and 2.25% for the America First Income Strategies Fund Class A and Class C shares, respectively; and 2.00% and 2.75% for the America First Prestige Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 877-217-8363.  Please read it carefully before you invest or send money.

CATALYST FUNDS                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST INCOME STRATEGIES FUND AND THE S&P 500 TOTAL RETURN INDEX

10,500
10,000
9,500
9,000
8,500
8,000
7,500
Value ($)
8,515
8,227
8,017
9/28/2007
10/31/2007
11/30/2007
12/31/2007
1/31/2008
2/29/2008
3/31/2008
4/30/2008
5/31/2008
6/30/2008
Class A with Sales Load
Class C with Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		Commencement of Operations
		through June 30, 2008 (1)
Class A	Without sales load	(16.49)%
	With sales load	(19.83)%
	With contingent deferred sales charge	(17.32)%
Class C	Without sales load and charges	(16.90)%
	With sales load	(17.73)%
	With contingent deferred sales charge	(17.73)%
S&P 500 Total Return Index		(14.85)%

(1)

America First Income Strategies Fund Class A and Class C shares commenced operations on September 28, 2007. Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363

The above graph depicts the performance of the America First Income Strategies Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Income Strategies Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS                                    ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST PRESTIGE FUND AND THE S&P 500 TOTAL RETURN INDEX

10,500
10,000
9,500
9,000
8,500
8,000
7,500
7,000
Value ($)
8,515
7,805
7,489
9/28/2007
10/31/2007
11/30/2007
12/31/2007
1/31/2008
2/29/2008
3/31/2008
4/30/2008
5/31/2008
6/30/2008
Class A with Sales Load
Class C with Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		Commencement of Operations
		through June 30, 2008 (1)
Class A	Without sales load	(20.75)%
	With sales load	(25.11)%
	With contingent deferred sales charge	(21.54)%
Class C	Without sales load and charges	(21.17)%
	With sales load	(21.95)%
	With contingent deferred sales charge	(21.95)%
S&P 500 Total Return Index		(14.85)%

(1)

America First Prestige Fund Class A and Class C shares commenced operations on September 28, 2007.

Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363

The above graph depicts the performance of the America First Prestige Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Prestige Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Funds prospectus dated September 29, 2007 were as follows:
America First Income Strategies Fund Class A, gross of fee waivers or expense reimbursements	3.67%
America First Income Strategies Fund Class A, after waiver and reimbursement	2.75%
America First Income Strategies Fund Class C, gross of fee waivers or expense reimbursements	4.42%
America First Income Strategies Fund Class C, after waiver and reimbursement	3.50%
America First Prestige Fund Class A, gross of fee waivers or expense reimbursements	4.17%
America First Prestige Fund Class A, after waiver and reimbursement	3.25%
America First Prestige Fund Class C, gross of fee waivers or expense reimbursements	4.92%
America First Prestige Fund Class C, after waiver and reimbursement	4.00%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Income Strategies Fund’s average daily net assets through December 31, 2008; and, at 2.00% for the Class A shares and 2.75% for Class C shares of the America First Prestige Fund’s average daily net assets through December 31, 2008.  Total Gross Operating Expenses (Annualized) during the period from September 28, 2007 to June 30, 2008 were 11.17% for Class A and 11.92% for Class C of the America First Income Strategies Fund.  Total Gross Operating Expenses (Annualized) during the period from September 28, 2007 to June 30, 2008 were 10.51% for Class A and 11.26% for Class C of the America First Prestige Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period from September 28, 2007 to June 30, 2008.

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2008		ANNUAL REPORT

COMMON STOCK - (13.21%)	Shares	Value

FOOD - (2.64%)
Cal-Maine Foods, Inc.	1,200	$ 39,588

OIL & GAS - (4.81%)
Provident Energy Trust	3,315	37,891
Suburan Propane Partners, L.P.	895	34,216
		72,107

REAL ESTATE INVESTMENT TRUSTS - (2.32%)
Annaly Capital Management, Inc.	2,240	34,742

TRANSPORTATION - (3.44%)
Frontline Ltd.	740	51,637

TOTAL COMMON STOCK (Cost $176,551)		198,074

CORPORATE BONDS - (22.14%)	Principal	Value

ADVERTISING - (1.66%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 24,938

BANKS - (1.00%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	14,947

CHEMICALS - (1.33%)
Arco Chemical Co., 9.80%, 02/01/2020	25,000	19,875

COMMERCIAL SERVICES - (2.73%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	18,250
Hertz Corp., 10.50%, 01/01/2016	25,000	22,750
		41,000

COMPUTERS - (1.67%)
Unisys Corp., 12.50%, 01/15/2016	25,000	25,000

DIVERSIFIED FINANCIAL SERVICES- (6.18%)
Alamosa Delaware, Inc., 8.50%, 01/31/2012	25,000	24,750
Ford Motor Credit Co., LLC, 9.75%, 09/15/2010	25,000	21,797
Nuveen Investments, Inc., 10.50%, 11/15/2015 *	50,000	46,125
		92,672

ELECTRICAL COMPONENTS & EQUIPMENT - (1.60%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	23,938

ELECTRONICS - (1.73%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,906

ENERGY - ALTERNATE SOURCES - (1.45%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	35,000	21,700

HOME BUILDERS - (1.77%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	26,600

OFFICE EQUIPTMENT - (1.02%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	15,369

TOTAL CORPORATE BONDS (Cost $342,218)		331,945

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2008		ANNUAL REPORT

PREFERRED STOCK - (58.64%)	Shares	Value

AUTOMOBILE MANUFACTURERS - (2.97%)
General Motors Corp.	3,650	$ 44,457

BANKS - (6.50%)
Citizens Funding Trust I Series A	2,100	22,785
Colonial BancGroup, Inc.	2,400	43,200
National City Corp. Series F	1,600	31,440
		97,425

DIVERSIFIED FINANCIAL SERVICES - (12.57%)
Allied Capital Corp.	1,900	28,405
Chevy Chase Preferred Capital Corp. Series A	680	34,537
CIT Group, Inc. Series A	3,800	48,450
GMAC LLC	2,100	26,901
Harris Preferred Capital Corp. Series A	1,410	28,285
National City Capital Trust IV	1,455	21,971
		188,549

GOVERNMENT AGENCIES - (5.27%)
Federal Home Loan Mortgage Corp. Series Q	1,260	44,339
Federal National Mortgage Association Series G	1,450	34,728
		79,067

INSURANCE - (11.77%)
AMBAC Financial Group, Inc.	12,555	92,907
Arch Capital Group Ltd. Series A	1,385	32,257
Delphi Financial Group, Inc.	1,000	18,710
Primus Guaranty Ltd.	3,100	32,550
		176,424

REAL ESTATE INVESTMENT TRUSTS - (17.25%)
Anthracite Capital, Inc. Series D	2,800	39,760
DRA CRT Acquisition Corp. Series A	1,175	19,681
Gramercy Capital Corp. Series A	2,500	43,725
HRPT Properties Trust Series B	1,372	33,106
iStar Financial, Inc. Series G	2,800	45,080
Sunstone Hotel Investors, Inc. Series A	1,700	31,450
UDR, Inc.	1,835	45,893
		258,695

TELECOMMUNICATIONS - (2.31%)
U.S. Cellular Corp.	1,400	34,664

TOTAL PREFERRED STOCK (Cost $1,016,082)		879,281

SHORT-TERM INVESTMENTS - (5.79%)
Fidelity Institutional Money Market Fund Class I, 2.65% **	86,802	86,802

TOTAL SHORT-TERM INVESTMENTS (Cost $86,802)		86,802

TOTAL INVESTMENTS (Cost $1,621,653) - 99.78%		$ 1,496,102

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.22%		3,300

NET ASSETS - 100%		$ 1,499,402

*     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
AMERICA FIRST PRESTIGE FUND
SCHEDULE OF INVESTMENTS
June 30, 2008		ANNUAL REPORT

COMMON STOCK - (81.17%)	Shares	Value

BIOTECHNOLOGY - (2.79%)
Cambrex Corp. *	6,750	$ 39,622

BUILDING MATERIALS - (4.54%)
Gibralter Industries, Inc.	4,045	64,599

CHEMICALS - (11.66%)
Eastman Chemical Co.	650	44,759
EI Du Pont de Nemours & Co.	1,200	51,468
OM Group, Inc. *	825	27,052
RPM International, Inc.	2,065	42,539
		165,818

DIVERSIFIED HOLDING COMPANIES - (7.57%)
Ampal-American Israel Corp. Class A *	6,400	28,864
Berkshire Hathaway, Inc. Class B *	10	40,120
Leucadia National Corp.	825	38,725
		107,709

FOOD & BEVERAGE - (10.54%)
Del Monte Foods Co.	4,535	32,198
J.M. Smucker Co.	925	37,592
Molson Coors Brewing Co.	875	47,539
Smithfield Foods, Inc. *	1,640	32,603
		149,932

HEALTHCARE SERVICES - (5.64%)
Humana, Inc. *	900	35,793
Invacare Corp.	2,170	44,355
		80,148

INVESTMENT COMPANIES - (1.83%)
MVC Capital, Inc.	1,900	26,011

IRON & STEEL - (3.41%)
Nucor Corp.	650	48,536

OIL & GAS - (6.72%)
ConocoPhillips	550	51,914
Exxon Mobil Corp.	495	43,624
		95,538

CATALYST FUNDS
AMERICA FIRST PRESTIGE FUND
SCHEDULE OF INVESTMENTS
June 30, 2008		ANNUAL REPORT

COMMON STOCK - (81.17%) (continued)

PHARMACEUTICALS - (7.37%)
Alpharma, Inc. *	2,327	52,427
King Pharmaceuticals, Inc. *	5,000	52,350
		104,777

REAL ESTATE INVESTMENT TRUSTS - (19.10%)
Annaly Capital Management, Inc.	2,755	42,730
Capstead Mortgage Corp.	6,600	71,610
Health Care REIT, Inc.	920	40,940
National Health Investors, Inc.	1,325	37,776
Nationwide Health Properties, Inc.	1,230	38,733
Omega Healthcare Investors, Inc.	2,390	39,794
		271,583

TOTAL COMMON STOCK (Cost $1,257,856)		1,154,273

CORPORATE BONDS - (5.45%)	Principal	Value

DIVERSIFIED FINANCIAL SERVICES - (3.24%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	$ 50,000	$ 46,125

MEDIA - (2.21%)
Idearc, Inc., 8.00%, 11/15/2016	50,000	31,438

TOTAL CORPORATE BONDS (Cost $79,124)		77,563

INVESTMENT COMPANIES - (6.06%)	Shares	Value
PowerShares International Listed Private Equity Portfolio	2,430	$ 48,406
PowerShares Listed Private Equity Portfolio	2,200	37,818
TOTAL INVESTMENT COMPANIES (Cost $115,155)		86,224

SHORT-TERM INVESTMENTS - (7.99%)
Fidelity Institutional Money Market Fund Class I, 2.65% ***	113,640	113,640

TOTAL SHORT-TERM INVESTMENTS (Cost $113,640)		113,640

TOTAL INVESTMENTS (Cost $1,565,775) - 100.67%		$ 1,431,700

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.67%)		(9,555)

NET ASSETS - 100%		$ 1,422,145

* Non-income producing security.

**     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional investors.

*** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2008

	America First	America First
	Income Strategies Fund	Prestige Fund
Assets:
Investments in securities, at market (cost: $1,621,653 and $1,565,775 for the America
First Income Strategies and the America First Prestige Funds, respectively)	$ 1,496,102	$ 1,431,700
Receivables:
Dividends	7,359	6,964
Interest	10,651	1,337
Due from Manager	4,322	1,338
Prepaid expenses	2,476	2,477
Total assets	1,520,910	1,443,816

Liabilities:
Payables:
Distribution and/or service (12b-1) fees	1,660	1,979
Due to administrator	3,017	3,005
Other liabilities and accrued expenses	16,831	16,687
Total liabilities	21,508	21,671
Net Assets	$1,499,402	$1,422,145

Net Assets consist of:
Paid-in capital	$1,709,507	$1,644,495
Undistributed net investment income	373	-
Accumulated net realized capital loss	(84,927)	(88,275)
Net unrealized depreciation on investments	(125,551)	(134,075)

Total Net Assets (Unlimited shares of beneficial interest authorized; no par value,
190,007 and 182,056 shares issued and outstanding for the America First
Income Strategies and the America First Prestige Funds, respectively)	$1,499,402	$1,422,145

Class A shares:
Net Assets applicable to 135,771 and 108,005 shares outstanding for the America First
Income Strategies and the America First Prestige Funds, respectively	$1,071,367	$843,772
Net Asset Value per share	$7.89	$7.81

Maximum offering price per share *	$8.22	$8.26

Minimum redemption price per share **	$7.81	$7.73

Class C shares:
Net Assets applicable to 54,236 and 74,051 shares outstanding for the America First
Income Strategies and the America First Prestige Funds, respectively	$428,035	$578,373
Net Asset Value per share	$7.89	$7.81

Maximum offering price per share *	$7.97	$7.89

Minimum redemption price per share ***	$7.81	$7.73

* There is a maximum front-end sales charge (load) of 4.00% and 5.50% imposed on purchases of Class A shares for the America First Income Strategies and the America First Prestige Funds, respectively.  There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.

** Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

*** A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares within 12 months following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF OPERATIONS

	America First	America First
	Income Strategies Fund	Prestige Fund

	For the Period Ended	For the Period Ended
	June 30, 2008 *	June 30, 2008 **

Investment income:
Dividends (net of foreign withholding taxes of: $168 and $0 for the America First	$58,884	$26,620
Income Strategies and the America First Prestige Funds, respectively)
Interest	10,869	3,391
Total investment income	69,753	30,011

Expenses:
Management fees	6,368	10,946
Distribution and/or service (12b-1) fees - Class A	928	808
Distribution and/or service (12b-1) fees - Class C	2,655	4,067
Accounting and transfer agent fees and expenses	21,455	21,492
Audit fees	13,001	13,001
Compliance officer compensation	9,000	9,000
Legal fees	4,164	4,164
Custody fees	3,790	4,178
Registration fees	3,759	3,759
Miscellaneous	2,394	2,555
Pricing fees	2,260	2,396
Trustee fees	1,605	1,605
Printing fees	1,000	1,000
Insurance fees	748	748
Total expenses	73,127	79,719
Less: fees waived and expenses absorbed	(61,585)	(62,074)
Net expenses	11,542	17,645

Net investment income	58,211	12,366

Realized and unrealized loss on investments:
Net realized loss on investments	(84,927)	(88,264)
Net change in unrealized depreciation on investments	(125,551)	(134,075)
Net realized and unrealized loss on investments	(210,478)	(222,339)

Net decrease in net assets resulting from operations	$(152,267)	$(209,973)

* The America First Income Strategies Fund commenced operations on September 28, 2007.
** The America First Prestige Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	America First	America First
	Income Strategies Fund	Prestige Fund

	For the Period Ended	For the Period Ended
	June 30, 2008 *	June 30, 2008 **

Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,211	$12,366
Net realized loss on investments	(84,927)	(88,264)
Net change in unrealized depreciation on investments	(125,551)	(134,075)
Net decrease in net assets resulting from operations	(152,267)	(209,973)

Distributions to shareholders from:
Net investment income - Class A	(36,537)	(7,153)
Net investment income - Class C	(21,301)	(6,071)
Total distributions to shareholders	(57,838)	(13,224)

Increase in net assets from capital share
transactions (Note 2)	1,709,507	1,645,342

Total increase in net assets	1,499,402	1,422,145

Net Assets:
Beginning of period	-	-
End of period (includes undistributed net investment income of $373
and $0, respectively.)	$1,499,402	$1,422,145

* The America First Income Strategies Fund commenced operations on September 28, 2007.
** The America First Prestige Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First
	Income Strategies Fund

	Class A		Class C

	For the Period Ended		For the Period Ended
	June 30, 2008 *		June 30, 2008 *
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income	0.48		0.48
Net realized and unrealized loss on investments	(2.10)		(2.14)
Total from investment operations	(1.62)		(1.66)

Distributions from:
Net investment income	(0.49)		(0.45)
Total distributions	(0.49)		(0.45)

Net Asset Value, End of Period	$7.89		$7.89

Total Return (a)	(16.49)%		(16.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,071		$428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	11.17%	[1]	11.92%	[1]
After fees waived and expenses absorbed	1.50%	[1]	2.25%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.22)%	[1]	(0.97)%	[1]
After fees waived and expenses absorbed	9.45%	[1]	8.70%	[1]

Portfolio turnover rate	126.20%		126.20%

(a) Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned      or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

[1] Annualized.
* The America First Income Strategies Fund Class A and Class C shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First
	Prestige Fund

	Class A		Class C

	For the Period Ended		For the Period Ended
	June 30, 2008 *		June 30, 2008 *
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income	0.13		0.07
Net realized and unrealized loss on investments	(2.19)		(2.18)
Total from investment operations	(2.06)		(2.11)

Distributions from:
Net investment income	(0.13)		(0.08)
Total distributions	(0.13)		(0.08)

Net Asset Value, End of Period	$7.81		$7.81

Total Return (a)	(20.75)%		(21.17)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$844		$578

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.51%	[1]	11.26%	[1]
After fees waived and expenses absorbed	2.00%	[1]	2.75%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.40)%	[1]	(7.15)%	[1]
After fees waived and expenses absorbed	2.11%	[1]	1.36%	[1]

Portfolio turnover rate	139.86%		139.86%

(a) Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

[1] Annualized.
* The America First Prestige Fund Class A and Class C shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                            ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The America First Income Strategies Fund and the America First Prestige Fund (each a “Fund” and together, the “Funds”), two of nine series of the Trust, commenced operations on September 28, 2007.  The Funds are registered as diversified series of the Trust.  The Funds have two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The America First Income Strategies Fund’s investment objective is to achieve current income consistent with the preservation of capital.  The America First Prestige Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.  America First Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager (Note 7) using methods and procedures reviewed and approved by the Trustees.  At June 30, 2008, no securities were fair valued.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method.  Discounts and premiums on debt securities are amortized over their respective lives.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Effective September 28, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) – “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.   These tax provisions must meet a “more likely than not” standard that based on their technical merits, they have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                            ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the period from September 28, 2007 to June 30, 2008, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the fiscal period, the Funds did not incur any interest or penalties.

e)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the America First Income Strategies Fund Class A and Class C shares for the period from September 28, 2007 to June 30, 2008 were as follows:

Transactions in shares of capital stock for the America First Prestige Fund Class A and Class C shares for the period from September 28, 2007 to  June 30, 2008 were as follows:

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                            ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the period from September 28, 2007 to June 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
America First Income Strategies Fund	$ 2,646,508	$ 1,017,507
America First Prestige Fund	2,852,671	1,309,843

There were no government securities purchased or sold by the Funds during the period.

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC (“AFCM” or the "Manager") acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreement provides that the Manager will provide each Fund with investment advice and supervision and will continuously furnish an investment program for each Fund consistent with the investment objectives and policies of the Funds.  For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rates of 1.00% and 1.50% of the average daily net assets of the America First Income Strategies Fund and the America First Prestige Fund, respectively.  For the period from September 28, 2007 to June 30, 2008, the Funds incurred $6,368 and $10,946 of management fees for the America First Income Strategies Fund and the America First Prestige Fund, respectively, before the waivers and reimbursements described below, with $0 remaining payable for each Fund at June 30, 2008.  As of June 30, 2008, $4,322 and $1,338 were due from the Manager for the America First Income Strategies Fund and America First Prestige Fund, respectively.

AFCM and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the America First Income Strategies Fund's average daily net assets and 2.00% for Class A and 2.75% for Class C of the America First Prestige Fund’s average daily net assets through December 31, 2008.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.  For the period from September 28, 2007 to June 30, 2008, the Manager waived management fees of $6,368 and reimbursed $55,217 of Fund expenses for the America First Income Strategies Fund.  For the period from September 28, 2007 to June 30, 2008, the Manager waived management fees of $10,946 and reimbursed $51,128 of Fund expenses for the America First Prestige Fund.  The Manager may recapture these amounts no later than June 30, 2011, subject to the terms of each Expense Limitation Agreement.

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period from September 28, 2007 to June 30, 2008, the America First Income Strategies Fund incurred $21,455 for such services including out of pocket expenses, with $2,017 remaining payable at June 30, 2008.  For the period from September 28, 2007 to June 30, 2008, the America First Prestige Fund incurred $21,492 for such services including out of pocket expenses, with $2,005 remaining payable at  June 30, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a base fee of $12,000 per year per Fund.  For the period from September 28, 2007 to June 30, 2008, Matrix earned $9,000 of compliance fees, with $1,000 remaining payable from each Fund at June 30, 2008.

Matrix also acts as Distributor of the Funds’ shares.  For the period from September 28, 2007 to June 30, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                            ANNUAL REPORT

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the period from September 28, 2007 to June 30, 2008, the America First Income Strategies Fund incurred $928 and $2,655 of 12b-1 fees attributable to Class A and Class C shares, respectively.  For the period from September 28, 2007 to June 30, 2008, the America First Prestige Fund incurred $808 and $4,067 of 12b-1 fees attributable to Class A and Class C shares, respectively.

AFCM has informed the Trust that for the period from September 28, 2007 to June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Funds’ Class C shares of $687 and $1,079 for the America First Income Strategies Fund and America First Prestige Fund, respectively.  The respective shareholders pay such charges, which are not an expense of the Funds.

(5)

TAX MATTERS

Distributions paid by the Funds during the period from September 28, 2007 to June 30, 2008 were as follows:

Ordinary Income
America First Income Strategies Fund	$ 57,838
America First Prestige Fund	13,224

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	America First Income Strategies Fund	America First Prestige Fund
Cost of investments for tax purposes	$ 1,634,732	$ 1,565,775
Unrealized Appreciation / (Depreciation):
Gross Appreciation	44,984	37,322
Gross Depreciation	(183,614)	(171,397)
Net Unrealized Depreciation	$ (138,630)	$ (134,075)
Undistributed Ordinary Income	373	-
Deferred post-October Losses	(71,848)	(88,275)
Distributable Earnings, Net	$ (210,105)	$ (222,350)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.  Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.

In accordance with the accounting pronouncements, the America First Prestige Fund has recorded reclassifications in the capital accounts.  These reclassifications have no impact on the net asset value of the America First Prestige Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  As of June 30, 2008, the America First Prestige Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	In on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
America First Prestige Fund	$ 858	$ (11)	$ (847)

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act.  As of  June 30, 2008, TD AMERITRADE, Inc. held 93.04% of the America First Income Strategies Fund Class A shares for the sole benefit of their customers.  As of  June 30, 2008, TD AMERITRADE, Inc. held 59.61% of the America First Income Strategies Fund Class C shares for the sole benefit of their customers.  As of June 30, 2008, TD AMERITRADE, Inc. held 95.04% of the America First Prestige Fund Class A shares for the sole benefit of their customers.  As of  June 30, 2008, TD AMERITRADE, Inc. held 71.66% of the America First Prestige Fund Class C shares for the sole benefit of their customers.  As such, TD AMERITRADE, Inc. may be deemed to control the Funds.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                            ANNUAL REPORT

(7)

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(8)

SUBSEQUENT EVENTS

On July 15, 2008, the Trust filed with the Securities and Exchange Commission an amendment to its registration statement for the purpose of changing the name and principal investment strategies of the America First Prestige Fund.  Effective November 3, 2008, the name of the Fund will be the America First Market Trends Fund.  The Fund's objective will not change.  Information about the revised strategies will be provided to shareholders prior to November 3, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the America First Income Strategies Fund and the America First Prestige Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the America First Income Strategies Fund and the America First Prestige Fund, each a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from September 28, 2007 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the America First Income Strategies Fund and the America First Prestige Fund, as of June 30, 2008, the results of their operations, the changes in their net assets and their financial highlights for the period from September 28, 2007 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 26, 2008

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2008, information regarding how the Funds voted proxies relating to portfolio securities during the period since inception from September 28, 2007 to June 30, 2008 will be available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period from September 28, 2007 to June 30, 2008, the following dividends and distributions per share were paid by the Funds:

Ordinary Income
America First Income Strategies Fund Class A	$ 0.487085
America First Income Strategies Fund Class C	0.445590
America First Prestige Fund Class A	0.125377
America First Prestige Fund Class C	0.081718

Please note that, for the taxable year ended June 30, 2008, the respective percentages of ordinary income distributions paid by the Funds which consist of qualified dividend income for individuals are as follows:

Percentage
America First Income Strategies Fund	36.37%
America First Prestige Fund	47.97%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 877-217-8363.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 41	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	9	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 59	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	9	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 68	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	9

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 46	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	9	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Age: 40	President	Indefinite/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst OPTI-flex® Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Rising Dividend Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 61	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007

Senior V.P. of Matrix Capital Group, Inc. since 2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004.

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2008. The Trust has no retirement or pension plans.

Name of Trustee[1]	Aggregate Compensation From the America First Income Strategies Fund[2]	Aggregate Compensation From the America First Prestige Fund[2]	Total Compensation From the America First Funds Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$500	$500	$1,000
Tiberiu Weisz	$400	$400	$800
Bert Pariser	$400	$400	$800
Interested Trustees
Jerry Szylagyi	None	None	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the nine portfolios of the Trust.

2 Figures are for the period from September 28, 2007 to June 30, 2008.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

America First Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ANNUAL REPORT

SBM Value Fund

June 30, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 18, 2008

To Our Shareholders:

We’re pleased to report the results for the SBM Value Fund (the “Fund”) for the period beginning April 4, 2008, the Fund’s launch date, through June 30, 2008.  For the period, the Fund’s Class A and Class C Shares had total returns (unadjusted for loads) of -3.40%* and -3.60%*, respectively, outperforming the Standard & Poor’s 500 Index** (“S&P 500”), which had a return of -6.13%* for the same period.  The Class A load adjusted returns and the Class C CDSC fee adjusted returns during the same period were      -8.71%* and -4.56%*, respectively.

While we were pleased with the Fund’s early gains, the equity markets reversed course in late May and fell sharply through the end of June.  As the Fund maintained a fully-invested portfolio during this period, its performance disappointed along with that of the markets, giving back its early gains.

The equity markets finished the first half of 2008 much the way they began, with continued declines in housing, weakness in credit instruments and surging commodity prices negatively impacting economically sensitive sectors.  Companies perceived as too highly-leveraged disappointed the most, as many financial institutions continued to write down assets and seek new capital to remain solvent.  Consumer cyclicals and technology sectors also underperformed significantly during the first half of 2008 as consumer confidence fell to a nearly 30-year low amid renewed fears of recession.

Portfolio Matters

At the time of the Fund’s launch, the equity markets had just concluded a disappointing first quarter 2008 during which the S&P 500 suffered a 9.90% decline.  At that time, we began to notice numerous value investment opportunities among the equities we cover and began adding positions shortly after launch, ramping up to near fully-invested status by end of the Fund’s first week.  Portfolio activity was high due to the Fund’s initial ramp-up, with 26 positions added during the period.  Going forward with a fully-invested fund, we would expect it to trade much less frequently.

To briefly summarize our portfolio construction process, we generally begin with a top-down evaluation of the U.S. economic cycle to determine specific sectors, industries or types of companies to overweight and underweight.   For example, given the relative weakness of the U.S. dollar and economic uncertainty, one of our primary strategies has been to invest in industries that have significant overseas operations or distribute products internationally, which led specifically to overweighting the industrial sector.  While such economic factors lead our sector allocation, we consider ourselves contrarian investors and will look for value in places the market has overlooked or has discounted too aggressively in our opinion.

Though this may not always be the case, the Fund finished the period with all major sectors represented.  Sector allocation as of June 30, 2008 is depicted below.

The percentages in the above chart are based on market value of the Fund’s portfolio holdings as of June 30, 2008 and are subject to change.

The portfolio construction process continues with a thorough analytical screen to generate potential investment ideas.  This process utilizes a minimum of twenty fundamental variables, such as price-to-earnings (P/E) ratios, historical growth rates and financial strength statistics, and is modified depending on the specific sector to which it is applied.  Our screening and security selection process can best be described as “residual income” analysis, as we place more weight on a company’s book value and its ability to generate growth of accounting profits in the future.

Below is a list of the Fund’s top ten positions as of the end of the period.

Top Fund Holdings (% of Net Assets)
1	Corn Products International, Inc.	5.9%
2	Kennametal, Inc.	5.0
3	Ingram Micro, Inc.	4.8
4	Schering Plough Corp	4.7
5	NII Holdings, Inc.	4.7
6	Regal-Beloit Corp.	4.6
7	Humana, Inc.	4.3
8	Black Hills Corp.	4.2
9	Office Depot, Inc.	4.2
10	Universal American Corp.	3.9
	Total of Top 10	46.3%

Percentages in the above table are based on total net assets of the Fund as of June 30, 2008 and are subject to change.

As discussed above, we intentionally overweighted exporters and companies with international operations leading us to overweight the industrial sector.  Our initial industrial purchases included Regal Beloit Corp., Kennametal, Inc., and Baldor Electric Co.  Consistent with this strategy, we also added a materials company, two technology companies and a telecommunications company to the portfolio, namely International Paper Co., Ingram Micro, Inc., Brightpoint, Inc. and NII Holdings, Inc., respectively.  Each of these holdings performed well during the period relative to the market.

We have strategically maintained an index-weight allocation to financial services companies, choosing investments within the sector we believed were genuinely undervalued.  Unfortunately, financial services was the Fund’s weakest performing sector, although we were able to minimize losses by implementing strict company-specific allocation limitations and sell discipline.  The Fund briefly held a relatively large position in Bank of America Corp. until the negative trend in banking stocks became apparent.  We subsequently liquidated the Fund’s entire position, minimizing what would have been much a larger loss.  The Fund’s smallest holding is Colonial Bancgroup, Inc., which declined by over 50% during the period.  We intentionally minimized our allocation to this position despite attractive fundamentals due to the bank’s operations in certain real estate markets.

At the time each portfolio position is initiated, we determine a target price which generally ranges between 15% and 30% of upside potential, though we may update target prices periodically upon a change in each company’s fundamentals.  Consistent with our sell discipline, once an equity price reaches its target price, we determine whether the target price should be raised, in which case we will continue to hold the security, or determine whether the position should be sold.  During the period, the prices of four portfolio companies, Baldor Electric Co., Raymond James Financial, Inc., Hercules Offshore, Inc. and ConocoPhillips, each reached their target prices and were therefore sold.

At the other end of the spectrum, if a specific company’s shares begin to unexpectedly decline, we reevaluate our target price.  If weakening market activity or changing fundamentals no longer support our valuation target, then the security will be immediately sold, even if at a loss.  As discussed above, this was the case with the Fund’s brief position in Bank of America Corp.

The Fund’s largest holding and best performer at the end of the period was Corn Products International, Inc. (“CPO”), a consumer staples company that produces food ingredients and industrial products derived from corn and other starch-based materials.   We were initially impressed with CPO’s dominant market share, historical growth and relative valuation, and made it one of the Fund’s top holdings at initiation.  We were rewarded on June 23 when CPO announced its sale to Bunge, Ltd. for $56 per share, a 50% premium to our cost basis.  The transaction is scheduled to close in the fourth quarter of 2008.

Outlook

As we enter the second half of the year, valuation methods for equities are becoming increasingly important, as we believe companies must be analyzed somewhat differently now than in times of economic expansion.  During the first half, certain companies and industries experienced not just a cyclical contraction of multiples but also a secular re-pricing.  Although book-value is a critical component of our analysis, we also believe financial strength and leverage must be evaluated more thoroughly in times of greater market volatility.  A company may otherwise be trading at attractive multiples from a typical “relative value” standpoint, but if financial strength is lacking then a single quarter of negative earnings or write-downs can substantially impact a company’s worth.

While the Fund experienced a negative return on an absolute basis during the period, we remain pleased with its performance relative to the market, and believe our core strategy of investing in companies that are undervalued relative to peers or to historical market prices will prove successful over the long term.  While we cannot eliminate the downside risk of volatile equity markets, we believe buying shares of companies with strong fundamentals, low debt relative to equity and low valuation multiples will mitigate downside risk and provide the greatest potential share appreciation in relation to the markets as a whole.

In Conclusion

We thank you for your continued support and investment in the SBM Value Fund and we look forward to communicating with you in our next report to shareholders.

Respectfully,

Phillip Brady Hayden

Vice President and Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 866-991-4726.  Please read the prospectus carefully before investing.

* Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 866-991-4726.  There is a maximum sales load of 5.50% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

** The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The SBM Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

CATALYST FUNDS                               ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE SBM VALUE FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		Commencement of Operations(1)
		through June 30, 2008
Class A	Without sales charge	(3.40)%
	With sales charge	(8.71)%
	With contingent deferred sales charge	(4.37)%
Class C	Without contingent deferred sales charge	(3.60)%
	With contingent deferred sales charge	(4.56)%
S&P 500 Total Return Index		(6.13)%

       (1)

The SBM Value Fund Class A and Class C shares commenced operations on April 4, 2008.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-991-4726.

The above graph depicts the performance of the SBM Value Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the SBM Value Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated February 29, 2008 were as follows:
SBM Value Fund Class A, gross of fee waivers or expense reimbursements	2.37%
SBM Value Fund Class A, after waiver and reimbursement	1.52%
SBM Value Fund Class C, gross of fee waivers or expense reimbursements	3.12%
SBM Value Fund Class C, after waiver and reimbursement	2.27%

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares through June 30, 2009.  Total Gross Operating Expenses (Annualized) during the period since inception from April 4, 2008 through June 30, 2008 for Class A shares and Class C shares were 136.21% and 136.96%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from April 4, 2008 through June 30, 2008.

CATALYST FUNDS

 ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at inception date (04/04/08) and held for the entire period of 04/04/08 through 06/30/08.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 04/04/08).  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 04/04/08 through 06/30/08
Actual Fund Return (in parentheses)	Beginning Account Value 04/04/08	Ending Account Value 06/30/08	Expenses Paid During Period*
SBM Value Fund Class A (-3.40%)	$ 1,000.00	$ 966.00	$ 3.42
SBM Value Fund Class C (-3.60%)	1,000.00	964.00	5.13

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the SBM Value Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 85/366 to reflect the  period from 04/04/08 to06/30/08.

Hypothetical 5% Fund Return**	Beginning Account Value 01/01/08	Ending Account Value 06/30/08	Expenses Paid During Period***
SBM Value Fund Class A	$ 1,000.00	$ 1,017.40	$ 7.52
SBM Value Fund Class C	1,000.00	1,013.67	11.27

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 01/01/08.

***Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the SBM Value Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-866-991-4726.  Please read it carefully before you invest or send money.

CATALYST FUNDS
SBM VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2008		ANNUAL REPORT

COMMON STOCK - (81.71%)	Shares	Value

BANKS - (1.45%)
Colonial BancGroup, Inc.	300	$ 1,326

COMPUTERS - (3.52%)
Cadence Design Systems, Inc. *	320	3,232

DISTRIBUTION & WHOLESALE - (8.02%)
Brightpoint, Inc. *	400	2,920
Ingram Micro, Inc. *	250	4,437
		7,357

ELECTRONICS - (3.39%)
Vishay Intertechnology, Inc. *	350	3,105

FOOD & BEVERAGE- (5.89%)
Corn Products International, Inc.	110	5,402

FOREST & PAPER PRODUCTS - (3.81%)
International Paper Co.	150	3,495

HAND & MACHINE TOOLS - (9.57%)
Kennametal, Inc.	140	4,557
Regal-Beloit Corp.	100	4,225
		8,782

HEALTHCARE PRODUCTS & SERVICES - (4.34%)
Humana, Inc. *	100	3,977

INSURANCE - (13.32%)
FBL Financial Group, Inc.	120	2,386
Genworth Financial, Inc.	180	3,206
Reinsurance Group of America, Inc.	70	3,046
Universal American Corp. *	350	3,577
		12,215

OIL & GAS - (6.93%)
BreitBurn Energy Partners L.P.	150	3,245
Frontier Oil Corp.	130	3,108
		6,353

PHARMACEUTICALS - (4.72%)
Schering-Plough Corp.	220	4,332

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
SBM VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2008		ANNUAL REPORT

COMMON STOCK - (81.71%) continued	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - (3.73%)
Hospitality Properties Trust	140	$ 3,424

RETAIL - (4.17%)
Office Depot, Inc. *	350	3,829

TELECOMMUNICATIONS - (4.66%)
NII Holdings, Inc. *	90	4,274

UTILITIES - (4.19%)
Black Hills Corp.	120	3,847

TOTAL INVESTMENTS (Cost $81,268) - 81.71%		$ 74,950

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 18.29%		16,777

NET ASSETS - 100%		$ 91,727

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2008

SBM Value Fund
Assets:
Investments, at market (cost: $81,268)	$ 74,950
Receivables:
Investments sold	5,306
Dividends	39
Interest	7
Due from Advisor	27,874
Prepaid expenses	2,977
Total assets	111,153

Liabilities:
Payables:
Distribution fees	59
Due to administrator	3,823
Due to custodian	1,515
Other liabilities and accrued expenses	14,029
Total liabilities	19,426
Net Assets	$91,727

Net Assets consist of:
Paid-in capital	$95,000
Undistributed net investment income	53
Undistributed net realized capital gain	2,992
Net unrealized depreciation on investments	(6,318)

Total Net Assets (Unlimited shares of beneficial interest authorized)	$91,727

Class A shares:
Net Assets applicable to 9,400 shares outstanding	$90,763
Net Asset Value per share	$9.66

Minimum redemption price per share Class A *	$9.56

Maximum offering price per share Class A **	$10.22

Class C shares:
Net Assets applicable to 100 shares outstanding	$964
Net Asset Value and offering price per share	$9.64

Minimum redemption price per share Class C ***	$9.54

* Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

** A maximum sales charge of 5.50% is imposed on Class A shares.
*** A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

SBM Value Fund *

For the period April 4, 2008 to
June 30, 2008

Investment income:
Dividends	$320
Interest	75
Total investment income	395

Expenses:
Advisory fees	204
Distribution and/or service (12b-1) fees - Class A	56
Distribution and/or service (12b-1) fees - Class C	3
Audit fees	12,000
Accounting and transfer agent fees and expenses	6,643
Compliance officer compensation	4,500
Registration fees	1,981
Distributor fees	1,800
Custody fees	1,068
Printing fees	1,000
Pricing fees	697
Miscellaneous	403
Trustee fees	315
Legal fees	250
Total expenses	30,920
Less: fees waived and expenses absorbed	(30,578)
Net expenses	342

Net investment income	53

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	2,992
Net change in unrealized depreciation on investments	(6,318)
Net realized and unrealized loss on investments	(3,326)

Net decrease in net assets resulting from operations	$(3,273)

* The SBM Value Fund commenced operations on April 4, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

SBM Value Fund *

For the period April 4, 2008 to
June 30, 2008

Increase in Net Assets
Operations:
Net investment income	$53
Net realized gain on investments	2,992
Net change in unrealized depreciation on investments	(6,318)
Net decrease in net assets resulting from operations	(3,273)

Increase in net assets from Fund share
transactions (Note 2)	95,000

Total increase in net assets	91,727

Net Assets:
Beginning of period	-
End of period (Including undistributed net investment income of $53)	$91,727

* The SBM Value Fund commenced operations on April 4, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	SBM Value Fund *

	Class A		Class C

	For the Period		For the Period
	April 4, 2008 to		April 4, 2008 to
	June 30, 2008		June 30, 2008
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income (loss) (a)	0.01		(0.01)
Net realized and unrealized loss on
investments	(0.35)		(0.35)
Total from investment operations	(0.34)		(0.36)

Net Asset Value, End of Period	$9.66		$9.64

Total Return (b)	(3.40)%		(3.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$91		$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	136.21%	[1]	136.96%	[1]
After fees waived and expenses absorbed	1.50%	[1]	2.25%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(134.47)%	[1]	(135.22)%	[1]
After fees waived and expenses absorbed	0.24%	[1]	(0.51)%	[1]

Portfolio turnover rate	27.76%		27.76%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

[1] Annualized.
* The SBM Value Fund commenced operations on April 4, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The SBM Value Fund (the "Fund") is one of eight series of the Trust and commenced operations on April 4, 2008.  The Fund is registered as a diversified series of the Trust.  The Fund has three classes of shares authorized, Class A, Class C and Class I with only Class A and Class C shares currently issued and outstanding.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve current income while providing an opportunity for capital appreciation.  SBM Financial, LLC (the "Manager") acts as the investment advisor to the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Fund adopted SFAS No. 157 on April 4, 2008.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

SFAS No. 157 – Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                 credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008 in valuing the Fund’s investments carried at fair value:

Investments in:	Total	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Securities	$ 74,950	$ 74,950	-	-
Total	$ 74,950	$ 74,950	-	-

During the period ended June 30, 2008, no securities were fair valued.

b)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on April 4, 2008.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at June 30, 2008.

e)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the SBM Value Fund Class A shares and Class C shares for the period from April 4, 2008 (commencement of operations) to June 30, 2008 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the period from April 4, 2008 (commencement of operations) to June 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the SBM Value Fund were as follows:

Purchases	Sales
$101,933	$23,657

There were no government securities purchased or sold during the period.

(4)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SBM Financial, LLC (the "Manager") acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Advisory Agreement provides that the Manager will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.  The Manager is responsible for the payment of salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.  Under the terms of the Advisory Agreement, the Manager manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 0.90% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period from April 4, 2008 (commencement of operations) to June 30, 2008, the Fund incurred $204 of advisory fees, before the waiver and reimbursement described below, with $0 remaining payable at June 30, 2008.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the Fund's average daily net assets through June 30, 2009.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period April 4, 2008 (commencement of operations) to

June 30, 2008, the Manager waived management fees of $204 and reimbursed $30,374 of Fund expenses.  The Advisor may recapture these amounts no later than June 30, 2011, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement out-of-pocket expenses.  For the period from April 4, 2008 (commencement of operations) to June 30, 2008, the Fund incurred $6,643 for such services including out-of-pocket expenses, with $1,723 remaining payable at June 30, 2008.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

                                ANNUAL REPORT

(4)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $18,000 per year.  For the period from April 4, 2008 (commencement of operations) to June 30, 2008, Matrix earned $4,500 of compliance fees, with $1,500 remaining payable at June 30, 2008.

Matrix also acts as Distributor of the Fund’s shares.  For those services, Matrix receives $7,200 per year from the Fund.  For the period from April 4, 2008 (commencement of operations) to June 30, 2008, Matrix earned $1,800 for distribution services with $600 remaining payable at June 30, 2008.  For the period from April 4, 2008 (commencement of operations) to June 30, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $775 of brokerage commissions for the period from April 4, 2008 (commencement of operations) to June 30, 2008.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the period from April 4, 2008 to June 30, 2008, the Fund incurred $56 and $3 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

There were no distributions paid during the period from April 4, 2008 (commencement of operations) to June 30, 2008 by the SBM Value Fund.

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

SBM Value Fund
Cost of investments for tax purposes	$ 81,268
Unrealized Appreciation / (Depreciation):
Gross Appreciation	3,312
Gross Depreciation	(9,630)
Net Unrealized Depreciation	$ (6,318)
Undistributed Ordinary Income:	3,045
Distributable Earnings, Net	$ (3,273)

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act.  As of June 30, 2008, SBM Financial, LLC held 100% of the voting securities of the Fund and may be deemed to control the Fund.  Since over 50% of the value of the Fund’s shares was owned directly or indirectly by five or fewer individuals, the Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code.  As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.

(7)

SUBSQUENT EVENTS

On July 29, 2008, the SBM Value Fund recorded redemption transactions of 2,968 shares totaling $27,873, which represented 31.24% of the total net asset value of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the SBM Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SBM Value Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from April 4, 2008 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SBM Value Fund, as of June 30, 2008, the results of its operations, the changes in its net assets and its financial highlights for the period from April 4, 2008 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 26, 2008

Consideration and Approval of Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (“Catalyst” or the “Trust”), including the Independent Trustees, unanimously approved the proposed Advisory Agreement between the Trust, on behalf of the SBM Value Fund (the “Fund”), and SBM Financial, LLC (the “Advisor”) at a meeting of the Board of Trustees held on November 20, 2007.

The Trustees discussed the proposed Advisory Agreement between the Trust and the Advisor.  As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of Advisor’s registration statement on Form ADV and discussed the experience of its personnel.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the nature, extent and quality of the services to be provided by the Advisor to the SBM Value Fund, the Trustees considered that, under the terms of the Advisory Agreement, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Advisor will determine the securities to be purchased for the SBM Value Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.  The Advisor will also advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Advisor will pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Advisor and will make available, without expense to the Fund, the services of the Advisor’s employees as may duly be elected Trustees or officers of the Trust.  Notwithstanding the foregoing, the Advisor is not obligated to pay the compensation or expenses of the Trust's Chief Compliance Officer.  The Advisor will pay all advertising, promotion and other distribution expenses incurred in connection with the SBM Value Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the SBM Value Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services to be provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the compliance program for the SBM Value Fund.  The Trustees considered the investment experience of the portfolio manager, as well as the quality of the administrative services they expect to be provided by the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement.

Because the SBM Value Fund had not yet commenced operations and because the Advisor has no experience managing a mutual fund, the Trustees could not consider the investment performance of the Fund or the Advisor.  However, the Trustees did consider the historical returns of the SBM Investment Certificates, Inc., one of the Advisor’s face amount certificate investment companies that is managed by the Advisor and concluded that the Advisor had performed adequately.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor's estimates of its profitability and its financial condition, and noted that the Advisor would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s expected level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the advisory fee to be paid by the Fund and compared that fee to advisory fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and the category averages.  The Trustees also considered the Advisor’s agreement to waive fees or reimburse expenses to the extent that the SBM Value Fund’s total operating expenses exceed certain limits.  Counsel referred the Trustees to their copy of the Letter Agreement between the Trust and SBM Funds whereby the Advisor has agreed to waive advisory fees and reimburse expenses in order to limit the SBM Value Fund’s annual operating expenses to 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares.  Counsel explained that the fee waivers would be in effect until June 30, 2009.  Counsel pointed out that the Letter Agreement will be revised to indicate that acquired fund fees and expenses are excluded from the types of fees that are subject to waiver by the Advisor.  She explained that acquired fund fees and expenses are not considered to be fund operating expenses, but are indirect expenses that are now required to be presented in the prospectus fee tables.  The Trustees requested that the account securing the expense cap be at least $100,000 until the Funds are no longer being subsidized by the Advisor.  The Trustees concluded that the SBM Value Fund’s advisory fees were acceptable in light of the quality of services the Fund expects to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the SBM Value Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Funds had not yet commenced operations and that the advisory agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Advisory Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund will file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  No later than December 1, 2008, The Fund’s Form N-Q will be available on the Commission’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-991-4726; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2008, information regarding how the Fund voted proxies relating to portfolio securities during the period from April 4, 2008 to June 30, 2008 will be available without charge, upon request, by calling 866-991-4726; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  There were no distributions paid by the SBM Value Fund to shareholders during the period from April 4, 2008 to June 30, 2008.

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Portfolios, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-866-991-4726.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 41	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 59	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 68	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 46	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	8	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Age: 40	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst OPTI-flex® Fund, Catalyst High Income Fund, and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 61	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007

Senior V.P. of Matrix Capital Group, Inc. since 2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004.

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2008.

Name of Trustee[1]	Aggregate Compensation From the SBM Value Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the SBM Value Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	None	Not Applicable	Not Applicable	None
Tiberiu Weisz	None	Not Applicable	Not Applicable	None
Bert Pariser	None	Not Applicable	Not Applicable	None
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2008.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

ADVISOR

SBM Financial, LLC

7315 Wisconsin Avenue

Suite 1250 West

Bethesda, MD  20814

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

                                        2008        2007

SBM Value Fund                         10,000           0

America First Income Fund              11,000           0

America First Prestige Fund            11,000           0

Catalyst Value Fund                    10,000      10,000

Listed Private Equity Plus Fund        10,000           0

Catalyst High Income Fund               6,000           0

Catalyst Total Return Income Fund       6,000           0

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

                                      2008       2007

SBM Value Fund                        2,000           0

America First Income Fund             2,000           0

America First Prestige Fund           2,000           0

Catalyst Value Fund                   2,000       2,000

Listed Private Equity Plus Fund       2,000           0

Catalyst High Income Fund             2,000           0

Catalyst Total Return Income Fund     2,000           0

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2008 and 2007 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2008 and 2007 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable at this time

ITEM 6. SCHEDULE OF INVESTMENT

        Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

  MANAGEMENT INVESTMENT COMPANIES.

        Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

  COMPANY AND AFFILIATED PURCHASERS.

        Not applicable Fund is an open-end management investment company

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable at this time.

ITEM 11.CONTROLS AND PROCEDURES.

a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.EXHIBITS

1.

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

2.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

3.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

 /s/ Christopher F. Anci

By Christopher F. Anci, President         ____________________________

Date:  September 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

 /s/ Christopher F. Anci

By Christopher F. Anci, President         _____________________________

Date:  September 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

 /s/ David F. Ganley

By David F. Ganley Treasurer             _______________________________

Date: September 7, 2008

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Christopher F. Anci, certify that:

1.

I have reviewed this report on Form N-CSR of the Catalyst Funds  (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal period  for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

 (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                                                           /s/ Christopher F. Anci

Date: September 7, 2008                     _______________________________

                                                            Christopher F. Anci

                                          President

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, David F. Ganley certify that:

1.

I have reviewed this report on Form N-CSR of the Catalyst Funds  (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal period  for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

 (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                                                           /s/ David F. Ganley

Date: September7, 2008                    _______________________________

                                                            David F. Ganley.

                        Treasurer

 CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, Christopher F. Anci, President of the Catalyst Funds (the “Fund"), certify that:

1.

The N-CSR of the Catalyst Funds for the period ended June 30, 2008 (the  "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:

 /s/ Christopher F. Anci

              -----------------------------------

Christopher F. Anci

President

Date:  September 7, 2008

A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, OR OTHER DOCUMENT AUTHENTICATING, ACKNOWLEDGING, OR OTHERWISE ADOPTING THE SIGNATURE THAT APPEARS IN TYPED FORM WITHIN THE ELECTRONIC VERSION OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, HAS BEEN PROVIDED TO MATRIX CAPITAL GROUP, INC. AND WILL BE RETAINED BY MATRIX CAPITAL GROUP, INC. AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.

 CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, David F. Ganley, Treasurer of the Catalyst Funds (the “Fund"), certify that:

1.

The N-CSR of the Catalyst Funds for the period ended June 30, 2008 (the  "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:

 /s/ David F. Ganley

              -----------------------------------

David F. Ganley

Treasurer

Date:  September 7, 2008

A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, OR OTHER DOCUMENT AUTHENTICATING, ACKNOWLEDGING, OR OTHERWISE ADOPTING THE SIGNATURE THAT APPEARS IN TYPED FORM WITHIN THE ELECTRONIC VERSION OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, HAS BEEN PROVIDED TO MATRIX CAPITAL GROUP, INC. AND WILL BE RETAINED BY MATRIX CAPITAL GROUP, INC. AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.